                    ACQUISITION OF ASSETS AND LIABILITIES OF

                MANAGED ALLOCATION SERIES: CONSERVATIVE PORTFOLIO
           MANAGED ALLOCATION SERIES: MODERATE-CONSERVATIVE PORTFOLIO
                  MANAGED ALLOCATION SERIES: MODERATE PORTFOLIO
            MANAGED ALLOCATION SERIES: MODERATE-AGGRESSIVE PORTFOLIO
                                       and
                 MANAGED ALLOCATION SERIES: AGGRESSIVE PORTFOLIO

                                each a series of
                           THE TRAVELERS SERIES TRUST
                                  One Cityplace
                           Hartford, Connecticut 06103
                                 (800) 842-9368

                        BY AND IN EXCHANGE FOR SHARES OF

                    METLIFE CONSERVATIVE ALLOCATION PORTFOLIO
              METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO
                      METLIFE MODERATE ALLOCATION PORTFOLIO
               METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO
                                       and
                     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

                                each a series of
                         METROPOLITAN SERIES FUND, INC.
                               501 Boylston Street
                           Boston, Massachusetts 02116
                                 (800) 638-7732


                       COMBINED PROSPECTUS/PROXY STATEMENT


                             DATED FEBRUARY 1, 2006


     This Combined Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") is being furnished in connection with the proposed Agreements and Plans of Reorganization (individually a "Plan" and collectively the "Plans") which will be submitted to the applicable shareholders of Managed Allocation Series:
Conservative Portfolio, Managed Allocation Series: Moderate-Conservative Portfolio, Managed Allocation Series: Moderate Portfolio, Managed Allocation
Series: Moderate-Aggressive Portfolio and Managed Allocation Series: Aggressive Portfolio (individually a "Selling Portfolio" and collectively the "Selling Portfolios") for consideration at a Special Meeting of Shareholders to be held on March 14, 2006 at 10:00 a.m. Eastern time at the offices of Met Investors Series Trust, 260 Madison Avenue, New York, New York 10016, and any adjournments thereof (the "Meeting").

                                     GENERAL

     Subject to the approval of the applicable Selling Portfolio's shareholders, the Board of Trustees of The Travelers Series Trust (the "Trust") has approved the proposed reorganizations of the Selling Portfolios, each a series of the Trust, into corresponding series of Metropolitan Series Fund, Inc. (individually an "Acquiring Portfolio" and collectively the "Acquiring Portfolios"), as set forth below:


                     Selling Portfolio                                         Acquiring Portfolio
                    -------------------                                       ---------------------
Managed Allocation Series:  Conservative Portfolio           MetLife Conservative Allocation Portfolio ("MetLife
("Travelers Conservative")                                   Conservative")

Managed Allocation Series:  Moderate-Conservative            MetLife Conservative to Moderate Allocation Portfolio
Portfolio ("Travelers Moderate/Conservative")                ("MetLife Conservative/Moderate")

Managed Allocation Series:  Moderate Portfolio ("Travelers   MetLife Moderate Allocation Portfolio ("MetLife
Moderate")                                                   Moderate")

Managed Allocation Series:  Moderate-Aggressive Portfolio    MetLife Moderate to Aggressive Allocation Portfolio
("Travelers Moderate/Aggressive")                            ("MetLife Moderate/Aggressive")

Managed Allocation Series:  Aggressive Portfolio             MetLife Aggressive Allocation Portfolio ("MetLife
("Travelers Aggressive")                                     Aggressive")

     The Selling Portfolios and Acquiring Portfolios are sometimes referred to in this Prospectus/Proxy Statement individually as a "Portfolio" and collectively as the "Portfolios."


     The Travelers Insurance Company, The Travelers Life and Annuity Company, MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company (individually an "Insurance Company" and collectively the "Insurance Companies"), affiliates of Metropolitan Life Insurance Company, a New York life insurance company ("MetLife"), are the record owners of the Selling Portfolios' shares and at the Meeting will vote the shares of the respective Selling Portfolio held in their separate accounts.


     As an owner of a variable life insurance or annuity contract (a "Contract") issued by an Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of any Selling Portfolio that are attributable to your Contract at the Meeting. Although you are not directly a shareholder of any of the Selling Portfolios, you have this right because some or all of your Contract value is invested, as provided by your Contract, in one or more of the Selling Portfolios. For simplicity, in this Prospectus/Proxy Statement:

     . "Record Holder" of a Selling Portfolio refers to each Insurance Company which holds such Selling Portfolio's shares of record unless indicated otherwise in this Prospectus/Proxy Statement;

     . "shares" refers generally to your shares of beneficial interest in a Selling Portfolio; and

     .  "shareholder" or "Contract Owner" refers to you.

     In the reorganizations, all of the assets of each Selling Portfolio will be acquired by the corresponding Acquiring Portfolio, in exchange for Class B shares of that Acquiring Portfolio and the assumption by that Acquiring Portfolio of the liabilities of the applicable Selling Portfolio (individually a "Reorganization" and collectively the "Reorganizations"). If a Reorganization is approved, Class B shares of the applicable Acquiring Portfolio will be distributed to each Record Holder of the corresponding Selling Portfolio in liquidation of that Selling Portfolio, and that Selling Portfolio will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of the applicable Acquiring Portfolio which have an aggregate net asset value equal to the aggregate net asset value of your shares of the corresponding Selling Portfolio.

     Each Selling Portfolio is a separate non-diversified series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Acquiring Portfolio is a separate non-diversified series of Metropolitan Series Fund, Inc. (the "Fund"), a Maryland corporation, which is also an open-end management investment company registered under the 1940 Act. The investment objective of each Selling Portfolio is substantially similar to that of the corresponding Acquiring Portfolio, and are as follows:

       Portfolio                            Investment Objective
      -----------                          ----------------------
Travelers Conservative              A high level of current income with
                                    some consideration given to growth of
                                    capital.

MetLife Conservative                A high level of current income, with
                                    growth of capital as a secondary
                                    objective.

Travelers Moderate/Conservative     A balance between a high level of
                                    current income and growth of capital,
                                    with a greater emphasis on income.

MetLife Conservative/Moderate       High total return in the form of
                                    income and growth of capital,
                                    with a greater emphasis on income.

Travelers Moderate                  A balance between a high level of
                                    current income and growth of capital, with a greater emphasis on growth of capital.

MetLife Moderate                    A balance between a high level of
                                    current income and growth of capital, with a greater emphasis on growth of capital.

Travelers Moderate/Aggressive       Long-term growth of capital.

MetLife Moderate/Aggressive         Growth of capital.

Travelers Aggressive                Long-term growth of capital.

MetLife Aggressive                  Growth of capital.


     The investment strategies for each Selling Portfolio are similar to those for the corresponding Acquiring Portfolio. There are some differences, however. The Selling Portfolios and Acquiring Portfolios each allocate their investments among a different group of mutual funds. In addition, the target allocations of a Selling Portfolio and the corresponding Acquiring Portfolio may differ.


     This Prospectus/Proxy Statement explains concisely the information about each Acquiring Portfolio that you should know before voting on the applicable Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Portfolio and each Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

Information about the Selling Portfolios:                             How to Obtain this Information:
----------------------------------------                              -------------------------------
Prospectus of the Trust relating to the Selling                       Copies are available upon request and without
Portfolios, dated May 2, 2005, as supplemented                        charge if you:

Statement of Additional Information of the Trust relating to the          .  Write to the Trust at the address
Selling Portfolios, dated May 2, 2005, as supplemented                       listed on the cover page of this
                                                                             Prospectus/Proxy Statement; or
Semi-Annual Report of the Trust relating to the Selling
Portfolios for the two month period ended June 30, 2005                   .  Call (800) 842-9368 toll-free.

Information about the Acquiring Portfolios:                           How to Obtain this Information:
------------------------------------------                            -------------------------------
Prospectus of the Fund relating to the Acquiring                      A copy is available upon request and

Portfolios, dated May 1, 2005, WHICH ACCOMPANIES THIS                 without charge if you:
PROSPECTUS/PROXY STATEMENT

Statement of Additional Information of the Fund relating to the           .  Write to the Fund at the address listed
Acquiring Portfolios, dated May 1, 2005                                      on the cover page of this Prospectus/Proxy
                                                                             Statement; or
Semi-Annual Report of the Fund relating to the Acquiring
Portfolios for the two month period ended June 30, 2005                   .  Call (800) 638-7732 toll-free.

Information about the Reorganizations:                                How to Obtain this Information:
-------------------------------------                                 -------------------------------
Statement of Additional Information dated February 1, 2006,           A copy is
available upon request and without
which relates to this Prospectus/Proxy Statement and the              charge if
you:
Reorganizations
                                                                          .  Write to the Fund at the address listed
                                                                             on the cover page of this
                                                                             Prospectus/Proxy Statement; or

                                                                          .  Call (800) 638-7732 toll-free.



     You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549, or the regional offices of the SEC located at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Information on the operation of the Public Reference Branch may be obtained by calling (202) 551-5850.

     Information relating to the Selling Portfolios contained in the Prospectus of the Trust dated May 2, 2005 (SEC File No. 811-06465) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to the Acquiring Portfolios contained in the Prospectus of the Fund dated May 1, 2005 (SEC File No. 811-03618) also is incorporated by reference in this document. The Statement of Additional Information dated January 31, 2006 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the financial statements of the Trust relating to the Selling Portfolios for the two month period ended June 30, 2005, financial statements of the Fund relating to the Acquiring Portfolios for the two month period ended June 30, 2005 and the pro forma financial statements of the Fund relating to the Acquiring Portfolios for the two month period ended June 30, 2005, is incorporated by reference in its entirety in this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

   AN INVESTMENT IN AN ACQUIRING PORTFOLIO THROUGH A CONTRACT:

    .  is not a deposit of, or guaranteed by, any bank

    . is not insured by the FDIC, the Federal Reserve Board or any other government agency

    .  is not endorsed by any bank or government agency

    . involves investment risk, including possible loss of the purchase payment of your original investment

                                TABLE OF CONTENTS


                                                                            Page
SUMMARY .......................................................................8
   Why are the Reorganizations being proposed? ................................8
   What are the key features of the Reorganizations? ..........................8
   After the Reorganizations, what shares of an Acquiring
   Portfolio will I own? ........................... ..........................9
   How will a Reorganization affect me? .......................................9
   Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way? ...............10
   How do the Trustees recommend that I vote? ................................10
   How do the Portfolios' investment objectives, principal investment strategies and risks compare? ............................................11
   How do the Portfolios' fees and expenses compare? .........................21
   How do the Portfolios' performance records compare? .......................30
   Who will be the investment adviser of my Portfolio after the
    Reorganizations?  What will the management and advisory fees be after the Reorganizations? ............................................32
   What will be the primary federal tax consequences of the Reorganizations?..34
RISKS ........................................................................35
   Are the risk factors for the Portfolios similar?...........................35
   What are the primary risks of investing in each Portfolio?.................35
   Are there any other risks of investing in each Portfolio?..................43
INFORMATION ABOUT THE REORGANIZATIONS.........................................43
   Reasons for the Reorganizations............................................43
   Agreements and Plans of Reorganization.....................................45
   Federal Income Tax Consequences............................................47
   Pro Forma Capitalization...................................................48
   Distribution of Shares.....................................................52
   Purchase and Redemption Procedures.........................................53
   Exchange Privileges........................................................53
   Dividend Policy............................................................53
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...............................54
   Form of Organization.......................................................54
   Capitalization.............................................................54
   Shareholder Liability......................................................55
   Shareholder Meetings and Voting Rights.....................................55
   Liquidation................................................................56
   Liability and Indemnification of Trustees/Directors........................56
VOTING INFORMATION CONCERNING THE MEETING.....................................57
   Shareholder Information....................................................59
   Control Persons and Principal Holders of Securities........................60
LEGAL MATTERS.................................................................61
ADDITIONAL INFORMATION........................................................61
OTHER BUSINESS................................................................61
EXHIBIT A  Form of Agreement and Plan of Reorganization......................A-1

                                     SUMMARY

          THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES
             OF THE REORGANIZATIONS. IT MAY NOT CONTAIN ALL OF THE
            INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE
         REORGANIZATIONS, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY
                          STATEMENT AND THE EXHIBITS.

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Portfolios and the form of the Agreement and Plan of Reorganization (individually a "Plan" and collectively the "Plans"), which is attached to this Prospectus/Proxy Statement as Exhibit A.

WHY ARE THE REORGANIZATIONS BEING PROPOSED?


     Each Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds in the MetLife, Inc. families of funds with similar investment objectives and similar investment strategies, especially those that have been unable to accumulate significant assets, that serve as funding vehicles for insurance contracts issued by affiliates of MetLife. Each Selling Portfolio's performance for the first seven months of operations generally has been comparable to that of the corresponding Acquiring Portfolio. In addition, each Selling Portfolio's total operating expenses after fee waivers and expense reimbursements are equal to the corresponding Acquiring Portfolio's (Class B shares) total operating expenses after fee waivers and expense reimbursements. Therefore, the Trustees believe that each Reorganization is in the best interests of the applicable Selling Portfolio's shareholders.


WHAT ARE THE KEY FEATURES OF THE REORGANIZATIONS?

     Each Plan sets forth the key features of the Reorganization to which it relates. For a complete description of the Reorganizations, see Exhibit A. Each Plan generally provides for the following:

     . the transfer in-kind of all of the assets of a Selling Portfolio to the corresponding Acquiring Portfolio in exchange for Class B shares of that Acquiring Portfolio;

     . the assumption by the corresponding Acquiring Portfolio of all of the liabilities of the Selling Portfolio;

     . the liquidation of the Selling Portfolio by distribution of Class B shares of the corresponding Acquiring Portfolio to the Selling Portfolio's Record Holders; and

     . the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

     Each Reorganization is expected to be completed on or about May 1, 2006.

AFTER THE REORGANIZATIONS, WHAT SHARES OF AN ACQUIRING PORTFOLIO WILL I OWN?

     If you own shares of Travelers Conservative, Travelers
Moderate/Conservative, Travelers Moderate, Travelers Moderate/Aggressive or Travelers Aggressive, you will own Class B shares of MetLife Conservative, MetLife Conservative/Moderate, MetLife Moderate, MetLife Moderate/Aggressive or MetLife Aggressive, respectively.

     The new shares you receive will have the same total value as your shares of Travelers Conservative, Travelers Moderate/Conservative, Travelers Moderate, Travelers Moderate/Aggressive or Travelers Aggressive, as the case may be, as of the close of business on the day immediately prior to the Reorganizations.

HOW WILL A REORGANIZATION AFFECT ME?

     It is anticipated that the Reorganizations will benefit you as follows, although no assurance can be given that the Reorganizations will result in any such benefits:

     . POTENTIAL COST SAVINGS: The total operating expenses after fee waivers and expense reimbursements of each Acquiring Portfolio (Class B shares) are equal to those of the corresponding Selling Portfolio also after fee waivers and expense reimbursements. As of September 30, 2005, each Acquiring Portfolio's (Class B shares) and the corresponding Selling Portfolio's total operating expenses after fee waivers and expense reimbursements were 0.35%. Potential economies of scale that might result from a Reorganization could reduce the applicable Acquiring Portfolio's total operating expenses.

     . OPERATING EFFICIENCIES: Upon a Reorganization, operating efficiencies may be achieved by the applicable Acquiring Portfolio because it will have a greater level of assets. As of September 30, 2005, the Selling Portfolios' and Acquiring Portfolios' total net assets were as follows:

                                                         Total Net Assets
                        Portfolio                         as of 9/30/05
                       -----------                      ------------------
            Travelers Conservative                      $      3.2 million
            MetLife Conservative                        $      9.0 million
            Travelers Moderate/Conservative             $      3.0 million
            MetLife Conservative/Moderate               $     30.0 million
            Travelers Moderate                          $     11.8 million

            MetLife Moderate                            $     52.0 million
            Travelers Moderate/Aggressive               $     14.7 million
            MetLife Moderate/Aggressive                 $     41.0 million
            Travelers Aggressive                        $      3.6 million
            MetLife Aggressive                          $      4.0 million

     The Reorganizations will not affect your Contract rights. The value of your Contract will remain the same immediately following a Reorganization. The Fund will sell its shares on a continuous basis at net asset value only to insurance companies and to employee benefit plans that are qualified plans under federal tax law. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in the applicable Acquiring Portfolio after a Reorganization. After a Reorganization your Contract values will depend on the performance of the applicable Acquiring Portfolio rather than that of the corresponding Selling Portfolio. Neither the Trust nor Contract Owners will bear any costs of the Meeting, this proxy solicitation or any adjourned session. All of the costs of the Reorganizations will be paid by MetLife or one of its affiliates.

     Like each Selling Portfolio, each Acquiring Portfolio will declare and pay dividends from net investment income annually and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class B shares of the applicable Acquiring Portfolio.


WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, CHANGE MY INVESTMENT OPTIONS, ANNUITIZE AND RECEIVE DISTRIBUTIONS THE SAME WAY?

     A Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company's separate account options, to annuitize, and to receive distributions as permitted by your Contract. After a Reorganization, you will be able under your current Contract to purchase additional Class B shares of the applicable Acquiring Portfolio. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividend Policy" below.


HOW DO THE TRUSTEES RECOMMEND THAT I VOTE?

     The Trustees of the Trust, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that each Reorganization would be in the best interest of the shareholders of the applicable Selling Portfolio, and that their interests will not be diluted as a result of such Reorganization. Accordingly, the Trustees have submitted the Plans for the approval of the applicable shareholders of the Selling Portfolios.

              THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED
             REORGANIZATION WHICH APPLIES TO YOUR SELLING PORTFOLIO.

     The Directors of the Fund, including those Directors who are not "interested persons" of the Fund (the "Independent Directors"), have also approved the Plans on behalf of the Acquiring Portfolios.

HOW DO THE PORTFOLIOS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

     The Selling Portfolios and Acquiring Portfolios are "fund-of-funds" that invest all of their assets in other funds. The funds in which the Selling Portfolios invest consist of other funds for which their investment adviser, Travelers Asset Management International Company LLC ("TAMIC"), or its affiliates serve as investment adviser and are offered to insurance company separate accounts (the "Underlying Funds"). The funds in which the Acquiring Portfolios invest consist of certain other series of the Fund or of Met Investors Series Trust (the "Underlying Portfolios"). Each Portfolio is designed to provide investors diversification by investing broadly among various asset classes and sub-classes represented by the portfolio security holdings of the Underlying Funds/Underlying Portfolios according to each Portfolio's investment objective and risk profile.

     The Selling Portfolios have established target allocation ranges that limit the amounts each Selling Portfolio may invest in equity securities and fixed-income securities. The following chart sets out for each Selling Portfolio the established target allocation ranges between equity and fixed-income securities. The Selling Portfolios generally will have exposure to equity securities of companies of various sizes and fixed-income securities of various types, credit qualities and maturities, and they may have some exposure to securities of foreign issuers.


                                Travelers                 Travelers
                 Travelers Moderate/ Travelers Moderate/ Travelers Asset Class Conservative Conservative Moderate Aggressive Aggressive
------------   ------------   ------------   ---------   ----------   ----------
Equities          10%-40%        25%-55%      45%-75%      60%-80%       100%
Fixed-Income      60%-90%        45%-75%      25%-55%      20%-40%         0%


     The Acquiring Portfolios' investment adviser, MetLife Advisers, LLC (the "Adviser"), establishes for each Acquiring Portfolio a specific target allocation between equity securities and fixed-income securities. The Adviser may also set target allocations among sub-classes of these asset classes. The Adviser determines these target allocations based on a variety of factors, including its outlook for the economy, interest rates, and the financial markets. The following chart sets out for each Acquiring Portfolio the initial target allocations between equity and fixed-income securities and among sub-classes of these two asset classes.

                                     MetLife                       MetLife
                     MetLife         Conservative/   MetLife       Moderate/       MetLife
Asset Class          Conservative    Moderate        Moderate      Aggressive      Aggressive
-----------          ------------    --------        --------      ----------      ----------
Equities                    20%             40%             60%             80%             100%
  International              4%              8%             12%             16%              20%

  Large Cap                 10%             20%             30%             40%              50%
  Mid Cap                    4%              8%             12%             16%              20%
  Small Cap                  2%              4%              6%              8%              10%
Fixed-Income                80%             60%             40%             20%               0%
  Investment Grade          52%             39%             26%             13%               0%
  High Yield                12%              9%              6%              3%               0%
  Short-Term                16%             12%              8%              4%               0%

         TAMIC is responsible for selecting the universe of funds in which each Selling Portfolio may invest. The sub-adviser to the Selling Portfolios, Deutsche Investment Management Americas Inc. (the "Sub-Adviser"), uses its proprietary technology to aid in allocating assets within the universe of the Underlying Funds (as identified by TAMIC) taking into consideration each Selling Portfolio's investment strategy.


Underlying Funds in which the Selling Portfolios may invest:
------------------------------------------------------------
EQUITY PORTFOLIOS                         INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS
                                          Mondrian International Stock Portfolio
LARGE CAP PORTFOLIOS
AIM Capital Appreciation Portfolio        FIXED-INCOME PORTFOLIOS
Capital Appreciation Fund                 Convertible Securities Portfolio
Equity Income Portfolio                   Federated High Yield Portfolio
Large Cap Portfolio                       High Yield Bond Trust
Mercury Large Cap Core Portfolio          Pioneer Strategic Income Portfolio
MFS Value Portfolio                       Travelers Quality Bond Portfolio
Pioneer Fund Portfolio                    U.S. Government Securities
Strategic Equity Portfolio                     Portfolio
Van Kampen Enterprise Portfolio

MID CAP PORTFOLIOS                        MONEY MARKET PORTFOLIO
Disciplined Mid Cap Stock Portfolio       Money Market Portfolio
MFS Mid Cap Growth Portfolio              EQUITY AND FIXED-INCOME PORTFOLIOS
Pioneer Mid Cap Value Portfolio           Managed Assets Trust
                                          MFS Total Return Portfolio
SMALL CAP PORTFOLIOS
Style Focus Series:  Small Cap Growth
     Portfolio
Style Focus Series:  Small Cap Value
     Portfolio

     The Adviser selects the Underlying Portfolios in which each Acquiring Portfolio invests based on established principles of asset allocation and risk tolerance. In selecting these Underlying Portfolios, the Adviser considers an Underlying Portfolio's historical investment performance and analyzes the Underlying Portfolios' current holdings to determine its asset class and sub-class characteristics. The Adviser allocates investments among the Underlying Portfolios based on this holdings analysis in an attempt to approximate the asset class and sub-class target allocations of each Acquiring Portfolio. The amounts established by the Adviser to be allocated by an Acquiring Portfolio to each Underlying Portfolio are referred to as the "Underlying Portfolio Target."


Underlying Portfolios in which the Acquiring Portfolios may invest:
-------------------------------------------------------------------
EQUITY PORTFOLIOS                                            SECTOR PORTFOLIOS
                                                             Neuberger Berman Real Estate Portfolio
LARGE CAP PORTFOLIOS                                         RCM Global Technology Portfolio
BlackRock Investment Trust Portfolio
BlackRock Large Cap Value Portfolio                          INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS
BlackRock Legacy Large Cap Growth                            FI International Stock Portfolio
     Portfolio                                               Harris Oakmark International Portfolio
Davis Venture Value Portfolio                                MFS Research International Portfolio
FI Value Leaders Portfolio                                   Morgan Stanley EAFE Index Portfolio
Harris Oakmark Large Cap Value Portfolio                     Oppenheimer Global Equity Portfolio
Janus Aggressive Growth Portfolio
Jennison Growth Portfolio                                    EQUITY AND FIXED-INCOME PORTFOLIOS
MetLife Stock Index Portfolio                                BlackRock Diversified Portfolio
MFS Investors Trust Portfolio                                MFS Total Return Portfolio
Oppenheimer Capital Appreciation Portfolio
T. Rowe Price Large Cap Growth Portfolio
                                                             FIXED-INCOME PORTFOLIOS
MID CAP PORTFOLIOS                                           BlackRock Bond Income Portfolio
BlackRock Aggressive Growth Portfolio                        Lehman Brothers Aggregate Bond Index
FI Mid Cap Opportunities Portfolio                               Portfolio
Harris Oakmark Focused Value Portfolio                       Lord Abbett Bond Debenture Portfolio
Neuberger Berman Mid Cap Value Portfolio                     PIMCO Total Return Portfolio
Met/AIM Mid Cap Core Equity Portfolio                        Salomon Brothers Strategic Bond
MetLife Mid Cap Stock Index Portfolio                            Opportunities Portfolio
T. Rowe Price Mid-Cap Growth Portfolio                       Salomon Brothers U.S. Government Portfolio

SMALL CAP PORTFOLIOS                                         MONEY MARKET PORTFOLIO
BlackRock Strategic Value Portfolio                          BlackRock Money Market Portfolio
Franklin Templeton Small Cap Growth Portfolio
Loomis Sayles Small Cap Portfolio
Met/AIM Small Cap Growth Portfolio
Russell 2000 Index Portfolio

T. Rowe Price Small Cap Growth Portfolio

     Periodically, the Sub-Adviser will re-evaluate each Selling Portfolio's asset allocations and if, based upon its proprietary technology an adjustment to the allocation is appropriate, and consistent with such Selling Portfolio's investment strategy, then the Sub-Adviser shall reallocate that Selling Portfolio's assets among the Underlying Funds.

     At least annually, the Adviser will evaluate each Acquiring Portfolio's target allocation between equity and fixed-income securities, including the allocation among sub-classes of these asset classes, based on that Acquiring Portfolio's risk profile. At the same time, the Adviser will also consider whether to make changes to each Acquiring Portfolio's Underlying Portfolio Target.

     The investment objective of each Selling Portfolio is substantially similar to, and the investment strategies of each Selling Portfolio are similar to, those of the corresponding Acquiring Portfolio. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees or Directors, as the case may be, and without shareholder approval.

     The following tables summarize the investment objectives and principal investment strategies of the Selling Portfolios and the Acquiring Portfolios as set forth in their respective Prospectus and Statement of Additional Information.

TRAVELERS CONSERVATIVE AND METLIFE CONSERVATIVE

                      TRAVELERS CONSERVATIVE
                      ----------------------------------------------------------------------------
   Investment         A high level of current income with some consideration given to
   Objective          growth of  capital.

   Principal          Normally invests 100% of its total assets in Underlying Funds.
   Investment
   Strategies         Sub-Adviser normally allocates the Portfolio's assets among Underlying Funds as follows:

                           .    60%-90% of its total assets in Underlying Funds that
                                invest primarily in fixed-income securities
                           .    10%-40% in Underlying Funds that invest primarily in
                                equity securities.

                      While the actual allocations will vary at any given time, the Sub-Adviser expects that over the long term they will average out to be approximately in the middle of the above allocation ranges.

                      Seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

                      Seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

                      METLIFE CONSERVATIVE
                      -------------------------------------------------------------------------------
   Investment         A high level of current income, with growth of capital as a
   Objective          secondary objective.

   Principal          Invests in Class A shares of a diversified group of Underlying Portfolios.
   Investment
   Strategies         Under normal circumstances, primarily invests in Underlying Portfolios that hold fixed-income securities and also invests in
                      Underlying Portfolios that hold large cap, mid cap, small
                      cap and international equity securities based on a target
                      allocation of 80% to fixed-income securities and 20% to
                      equity securities.

                      Adviser may invest in the Underlying Portfolios so that the Portfolio's actual allocation between equities and fixed-income securities is within a range of plus or minus
                      10% of the Portfolio's target allocation.

                      Seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities.

                      Seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities.

TRAVELERS MODERATE/CONSERVATIVE AND METLIFE CONSERVATIVE/MODERATE

                      TRAVELERS MODERATE/CONSERVATIVE
                      -------------------------------------------------------------------------------
   Investment         A balance between a high level of current income and growth of
   Objective          capital, with a greater emphasis on income.

   Principal          Normally invests 100% of its total assets in Underlying Funds.
   Investment
   Strategies         Sub-Adviser normally allocates the Portfolio's assets among Underlying Funds as follows:

                          .    45%-75% of its total assets in Underlying Funds that
                               invest primarily in fixed-income securities

                         . 25%-55% in Underlying Funds that invest primarily in equity securities.

                      While the actual allocations will vary at any given time, the Sub-Adviser expects that over the long term they will average out to be approximately in the middle of the above allocation ranges.

                      Seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

                      Seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

                      METLIFE CONSERVATIVE/MODERATE
                      ----------------------------------------------------------------------------
   Investment         High total return in the form of income and growth of capital,
   Objective          with a greater emphasis on income.

   Principal          Invests in Class A shares of a diversified group of Underlying Portfolios.
   Investment
   Strategies         Under normal circumstances, primarily invests in Underlying Portfolios that hold fixed-income securities and also invests in
                      Underlying Portfolios that hold large cap, mid cap, small
                      cap and international equity securities based on a target
                      allocation of 60% to fixed-income securities and 40% to
                      equity securities.

                      Adviser may invest in the Underlying Portfolios so that the Portfolio's actual allocation between equities and fixed-income securities is within a range of plus or minus
                      10% of the Portfolio's target allocation.

                      Seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities.

                      Seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities.


TRAVELERS MODERATE AND METLIFE MODERATE

                      TRAVELERS MODERATE
                      -------------------------------------------------------------------------------
   Investment         A balance between a high level of current income and growth of
   Objective          capital, with a greater emphasis on growth of capital.

   Principal          Normally invests 100% of its total assets in Underlying Funds.
   Investment
   Strategies         Sub-Adviser normally allocates the Portfolio's assets among Underlying Funds as follows:

                          .    45%-75% of its total assets in Underlying Funds that
                               invest primarily in equity securities
                          .    25%-55% in Underlying Funds that invest primarily in
                               fixed income securities.

                      While the actual allocations will vary at any given time, the Sub-Adviser expects that over the long term they will average out to be approximately in the middle of the above allocation ranges.

                      Seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

                      Seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

                      METLIFE MODERATE
                      -------------------------------------------------------------------------------
   Investment         A balance between a high level of current income and growth of
   Objective          capital, with  a greater emphasis on growth of capital.

   Principal          Invests in Class A shares of a diversified group of Underlying Portfolios.
   Investment
   Strategies         Under normal circumstances, primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international
                      equity securities and also invests in Underlying
                      Portfolios that hold fixed-income securities based on a
                      target allocation of 60% to equity securities and 40% to
                      fixed-income securities.

                      Adviser may invest in the Underlying Portfolios so that the Portfolio's actual allocation between equities and fixed-income securities is within a range of plus or minus
                      10% of the

                      Portfolio's target allocation.

                      Seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities.

                      Seeks to achieve current income through its investments in Underlying Portfolios that invest primarily in fixed-income securities.

TRAVELERS MODERATE/AGGRESSIVE AND METLIFE MODERATE/AGGRESSIVE

                      TRAVELERS MODERATE/AGGRESSIVE
                      -------------------------------------------------------------------------------
   Investment         Long-term growth of capital.
   Objective

   Principal          Normally invests 100% of its total assets in Underlying Funds.
   Investment
   Strategies         Sub-Adviser normally allocates the Portfolio's assets among Underlying Funds as follows:

                          .    60%-80% of its total assets in Underlying Funds that
                               invest primarily in equity securities

                          .    20%-40% in Underlying Funds that invest primarily in
                               fixed-income securities.

                      While the actual allocations will vary at any given time, the Sub-Adviser expects that over the long term they will average out to be approximately in the middle of the above allocation ranges.

                      Seeks to achieve capital growth primarily through its investments in Underlying Funds that invest primarily in equity securities.

                      Seeks to achieve capital growth secondarily through its investments in Underlying Funds that invest primarily in fixed-income securities.

                      METLIFE MODERATE/AGGRESSIVE
                      -------------------------------------------------------------------------------
   Investment         Growth of capital.
   Objective

   Principal          Invests in Class A shares of a diversified group of Underlying Portfolios.
   Investment

   Strategies         Under normal circumstances, primarily invests in Underlying Portfolios that hold large cap, mid cap, small cap and international
                      equity securities and also invests in Underlying
                      Portfolios that hold fixed-income securities based on a
                      target allocation of 80% to equity securities and 20% to
                      fixed-income securities.

                      Adviser may invest in the Underlying Portfolios so that the Portfolio's actual allocation between equities and fixed-income securities is within a range of plus or minus
                      10% of the Portfolio's target allocation.

                      Seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities.

                      Seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed-income securities.

TRAVELERS AGGRESSIVE AND METLIFE AGGRESSIVE

                      TRAVELERS AGGRESSIVE
                      -------------------------------------------------------------------------------
   Investment         Long-term growth of capital.
   Objective

   Principal          Normally invests 100% of its total assets in Underlying Funds that invest
   Investment         primarily in equity securities.
   Strategies
                      May have exposure to investments in fixed-income
                      securities to the limited extent that Underlying Funds
                      that invest primarily in equity securities also invest in
                      fixed-income securities.

                      Seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

                      METLIFE AGGRESSIVE
                      -------------------------------------------------------------------------------
   Investment         Growth of capital.
   Objective

   Principal          Invests in Class A shares of a diversified group of Underlying Portfolios.
   Investment
   Strategies         Under normal circumstances, primarily invests in Underlying


                      Portfolios that hold large cap, mid cap, small cap and international equity securities based on a target allocation of 100% to
                      equity securities.

                      May invest up to 10% of its assets in fixed-income securities.

                      Adviser may invest in the Underlying Portfolios so that the Portfolio's actual allocation between equities and fixed-income securities is within a range of plus or minus
                      10% of the Portfolio's target allocation.

                      Seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities.

     There are direct and indirect risks associated with an investment in a Portfolio. The direct risks include performance risk and non-diversification risk. In addition to these direct risks, each Portfolio is indirectly subject to the risks associated with an investment in the Underlying Funds and Underlying Portfolios, as the case may be.

     Each Portfolio, with the exception of Travelers Aggressive and MetLife Aggressive, invests a portion of its assets in Underlying Funds/Underlying Portfolios that invest primarily in equity securities and Underlying Funds/Underlying Portfolios that invest primarily in fixed-income securities. In addition, the Underlying Funds/Underlying Portfolios in which Travelers Aggressive and MetLife Aggressive may invest may themselves own fixed-income securities. Consequently, each Portfolio is indirectly subject to risks associated with investments in both equity securities and fixed-income securities. The particular risks a Portfolio is subject to depends primarily on its allocation between equity and fixed-income securities and among the sub-classes of these two asset classes. Because each Selling Portfolio and the corresponding Acquiring Portfolio have substantially similar investment objectives and similar strategies, target asset allocations and risk profiles, they are subject to similar, but not identical, indirect risks. The principal indirect risks of investments in the Portfolios are listed in the table below. For a detailed discussion of the Portfolios' direct and indirect risks, see the section entitled "Risks" below.

                                                   Indirect Risks Associated               Indirect Risks Associated
                                                    with an Investment in a                with an Investment in an
                                                       Selling Portfolio                     Acquiring Portfolio
                                              ----------------------------------   --------------------------------------
Market Risk                                                   X                                      X

Investment Style Risk                                         X                                      X

Market Capitalization Risk                                    X                                      X


Foreign Investment Risk                                       X                                      X

Interest Rate Risk                                            X                                      X

Credit Risk                                                   X                                      X

High-Yield Debt Security Risk                                 X                                      X

Derivatives Risk                                              X                                      X

Concentration Risk                                                                                   X


     Each Portfolio may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions or, in the case of the Acquiring Portfolios, to meet redemptions. This strategy may be inconsistent with the Portfolios' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

     The Underlying Funds/Underlying Portfolios in which the Selling Portfolios and Acquiring Portfolios may invest have other investment policies, practices and restrictions which, together with their related risks, are set forth in the Prospectuses and Statements of Additional Information of the Underlying Funds/Underlying Portfolios.

HOW DO THE PORTFOLIOS' FEES AND EXPENSES COMPARE?

     Each Selling Portfolio offers one class of shares. Each Acquiring Portfolio offers two classes of shares (Class A and Class B). Only the Acquiring Portfolios' Class B shares are involved in the Reorganizations. You will not pay any initial or deferred sales charge in connection with the Reorganizations.

     The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Portfolios. The tables entitled "MetLife Conservative (Pro Forma)," "MetLife Conservative/Moderate (Pro Forma)," "MetLife Moderate (Pro Forma)," "MetLife Moderate/Aggressive (Pro Forma)" and "MetLife Aggressive (Pro Forma)" show you what fees and expenses are estimated to be assuming the Reorganizations take place.


     The amounts for the shares of a Selling Portfolio and the corresponding Acquiring Portfolio set forth in the following tables and in the examples are based on estimated expenses for such Selling Portfolio and such Acquiring Portfolio for the current fiscal year ended December 31, 2005. The amounts for Class B shares of MetLife Conservative (Pro Forma), MetLife Conservative/Moderate (Pro Forma), MetLife Moderate (Pro Forma), MetLife Moderate/Aggressive (Pro Forma) and MetLife Aggressive (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of the Acquiring Portfolios would have been for the current fiscal year, had the Reorganizations taken place as of June 30, 2005.


     The shares of a Selling Portfolio and the corresponding Acquiring Portfolio are not charged any initial or deferred sales charge, or any other transaction fees.

THESE TABLES DO NOT REFLECT ANY FEES, EXPENSES AND WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

TRAVELERS CONSERVATIVE AND METLIFE CONSERVATIVE

     Annual Portfolio Operating Expenses (expenses that are deducted from
     ____________________________________________________________________

     Portfolio assets)
     _________________

                                                                          MetLife
                                           Travelers       MetLife      Conservative
                                         Conservative    Conservative    (Pro Forma)
                                                          Class B         Class B
                                         -------------   ------------   ------------


     Management Fees                             0.15%          0.10%          0.10%

     Distribution and                            0.00%          0.25%          0.25%
     12b-1 Fees

     Other Expenses*                             0.26%          0.25%          0.13%

     Total Annual Portfolio Operating            0.41%          0.60%          0.48%
     Expenses Before Fee Waiver and/or
     Expense Reimbursement

     Fee Waiver and/or Expense                   0.06%          0.25%          0.13%
     Reimbursement**

     Total Annual Portfolio Operating            0.35%          0.35%          0.35%
     Expenses After Fee Waiver and/or
     Expense Reimbursement

     Estimated Expenses of Underlying            0.59%          0.65%          0.65%
     Funds/Underlying Portfolios***

     Total Annual Portfolio Operating            0.94%          1.00%          1.00%
     Expenses After Fee Waiver and/or
     Expense Reimbursement and
     Estimated Indirect Expenses of
     Underlying Funds/Underlying
     Portfolios

* Other Expenses are based on estimated amounts for the current fiscal year assuming average portfolio net assets of $19 million for Travelers Conservative and $20 million for MetLife Conservative.


** The Travelers Insurance Company, Travelers Conservative's administrator, has a contractual expense cap agreement with such Portfolio to limit Total Annual Portfolio Operating Expenses to 0.35% through May 1, 2007. MetLife Advisers, LLC (previously defined as the Adviser), MetLife Conservative's investment adviser, has contractually agreed, for the period May 1, 2005 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Annual Portfolio Operating Expenses of MetLife Conservative to 0.35%. This subsidy is subject to MetLife Conservative's obligation to repay the Adviser in future years, if any, when such Portfolio's expenses for Class B fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to MetLife Conservative in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. MetLife Conservative is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

*** As an investor in an Underlying Fund/Underlying Portfolio, a Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Fund/Underlying Portfolio, including the management fee. The percentages shown above for Estimated Expenses of Underlying Funds/Underlying Portfolios are estimates of the total operating expenses of the Underlying Funds/Underlying Portfolios that Travelers Conservative or MetLife Conservative, as the case may be, will bear in the current fiscal year.

TRAVELERS MODERATE/CONSERVATIVE AND METLIFE CONSERVATIVE/MODERATE

     Annual Portfolio Operating Expenses (expenses that are deducted from
     ____________________________________________________________________

     Portfolio assets)
     _________________

                                                                            MetLife
                                           Travelers        MetLife     Conservative/
                                           Moderate/    Conservative/     Moderate
                                         Conservative      Moderate      (Pro Forma)
                                                           Class B         Class B
                                         ------------   -------------   -------------

     Management Fees                             0.15%           0.10%           0.10%

     Distribution and                            0.00%           0.25%           0.25%
     12b-1 Fees

     Other Expenses*                             0.26%           0.08%           0.06%

     Total Annual Portfolio Operating            0.41%           0.43%           0.41%
     Expenses Before Fee Waiver and/or
     Expense Reimbursement

     Fee Waiver and/or Expense                   0.06%           0.08%           0.06%
     Reimbursement**

     Total Annual Portfolio Operating            0.35%           0.35%           0.35%
     Expenses After Fee Waiver and/or
     Expense Reimbursement

     Estimated Expenses of Underlying            0.68%           0.67%           0.67%
     Funds/Underlying Portfolios ***

     Total Annual Portfolio Operating            1.03%           1.02%           1.02%
     Expenses After Fee Waiver and/or
     Expense Reimbursement and
     Estimated Indirect Expenses of
     Underlying Funds/Underlying
     Portfolios

* Other Expenses are based on estimated amounts for the current fiscal year assuming average portfolio net assets of $25 million for Travelers Moderate/Conservative and $80 million for MetLife Conservative/Moderate.


** The Travelers Insurance Company, Travelers Moderate/Conservative's administrator, has a contractual expense cap agreement with such Portfolio to limit Total Annual Portfolio Operating Expenses of Travelers Moderate/Conservative to 0.35% through May 1, 2007. The Adviser, MetLife Conservative/Moderate's investment adviser, has contractually agreed, for the period May 1, 2005 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Annual Portfolio Operating Expenses of MetLife Conservative/Moderate to 0.35%. This subsidy is subject to MetLife Conservative/Moderate's obligation to repay the Adviser in future years, if any, when such Portfolio's expenses for Class B fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to MetLife Conservative/Moderate in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. MetLife Conservative/Moderate is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.


*** As an investor in an Underlying Fund/Underlying Portfolio, a Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Fund/Underlying Portfolio, including the management fee. The percentages shown above for Estimated Expenses of Underlying Funds/Underlying Portfolios are estimates of the total operating expenses of the Underlying Funds/Underlying Portfolios that Travelers Moderate/Conservative or MetLife Conservative/Moderate, as the case may be, will bear in the current fiscal year.

TRAVELERS MODERATE AND METLIFE MODERATE

     Annual Portfolio Operating Expenses (expenses that are deducted from
     ____________________________________________________________________

     Portfolio assets)
     _________________

                                                                          MetLife
                                          Travelers        MetLife       Moderate
                                           Moderate       Moderate      (Pro Forma)
                                                           Class B        Class B
                                         ------------   -------------   -----------
     Management Fees                             0.15%           0.10%         0.10%

     Distribution and                            0.00%           0.25%         0.25%
     12b-1 Fees

     Other Expenses*                             0.26%           0.05%         0.04%

     Total Annual Portfolio Operating            0.41%           0.40%         0.39%
     Expenses Before Fee Waiver and/or
     Expense Reimbursement

     Fee Waiver and/or Expense                   0.06%           0.05%         0.04%
     Reimbursement**

     Total Annual Portfolio Operating            0.35%           0.35%         0.35%
     Expenses After Fee Waiver and/or
     Expense Reimbursement

     Estimated Expenses of Underlying            0.78%           0.69%         0.69%
     Funds/Underlying Portfolios ***

     Total Annual Portfolio                       1.13%           1.04%        1.04%

     Operating Expenses After Fee Waiver
     and/orExpense Reimbursement and
     Estimated Indirect Expenses of
     Underlying Funds/Underlying
     Portfolios

* Other Expenses are based on estimated amounts for the current fiscal year assuming average portfolio net assets of $23 million for Travelers Moderate and $120 million for MetLife Moderate.


** The Travelers Insurance Company, Travelers Moderate's administrator, has a contractual expense cap agreement with such Portfolio to limit Total Annual Portfolio Operating Expenses of Travelers Moderate to 0.35% through May 1, 2007. The Adviser, MetLife Moderate's investment adviser, has contractually agreed, for the period May 1, 2005 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Annual Portfolio Operating Expenses of MetLife Moderate to 0.35%. This subsidy is subject to MetLife Moderate's obligation to repay the Adviser in future years, if any, when such Portfolio's expenses for Class B fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to MetLife Moderate in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. MetLife Moderate is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.


*** As an investor in an Underlying Fund/Underlying Portfolio, a Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Fund/Underlying Portfolio, including the management fee. The percentages shown above for Estimated Expenses of Underlying Funds/Underlying Portfolios are estimates of the total operating expenses of the Underlying Funds/Underlying Portfolios that Travelers Moderate or MetLife Moderate, as the case may be, will bear in the current fiscal year. Some of the Underlying Portfolios in which MetLife Moderate may invest are subject to contractual expense reduction agreements. If these agreements were not in place, the percentage shown above for Estimated Expenses of Underlying Portfolios would be 0.70%.

TRAVELERS MODERATE/AGGRESSIVE AND METLIFE MODERATE/AGGRESSIVE

     Annual Portfolio Operating Expenses (expenses that are deducted from
     ____________________________________________________________________

     Portfolio assets)
     _________________

                                                                         MetLife
                                          Travelers        MetLife       Moderate/
                                          Moderate/       Moderate/     Aggressive
                                         Aggressive      Aggressive     (Pro Forma)
                                                           Class B       Class B
                                         ------------   -------------   -----------
     Management Fees                            0.15%           0.10%      0.10%

     Distribution and                           0.00%           0.25%      0.25%
     12b-1 Fees

     Other Expenses*                            0.26%           0.06%      0.05%

     Total Annual Portfolio Operating           0.41%           0.41%      0.40%
     Expenses Before Fee Waiver and/or
     Expense Reimbursement

     Fee Waiver and/or Expense                  0.06%           0.06%      0.05%
     Reimbursement**

     Total Annual Portfolio Operating           0.35%           0.35%      0.35%
     Expenses After Fee Waiver and/or
     Expense Reimbursement

     Estimated Expenses of Underlying           0.82%           0.72%      0.72%
     Funds/Underlying Portfolios ***

     Total Annual Portfolio Operating           1.17%           1.07%      1.07%
     Expenses After Fee Waiver and/or
     Expense Reimbursement and
     Estimated Indirect Expenses of
     Underlying Funds/Underlying
     Portfolios

* Other Expenses are based on estimated amounts for the current fiscal year assuming average portfolio net assets of $26 million for Travelers Moderate/Aggressive and $112 million MetLife Moderate/Aggressive.


** The Travelers Insurance Company, Travelers Moderate/Aggressive's administrator, has a contractual expense cap agreement with such Portfolio to limit Total Annual Portfolio Operating Expenses of Travelers Moderate/Aggressive to 0.35% through May 1, 2007. The Adviser, MetLife Moderate/Aggressive's investment adviser, has contractually agreed, for the period May 1, 2005 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Annual Portfolio Operating Expenses of MetLife Moderate/Aggressive to 0.35%. This subsidy is subject to MetLife Moderate/Aggressive's obligation to repay the Adviser in future years, if any, when such Portfolio's expenses for Class B fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to MetLife Moderate/Aggressive in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. MetLife Moderate/Aggressive is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.


*** As an investor in an Underlying Fund/Underlying Portfolio, a Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Fund/Underlying Portfolio, including the management fee. The percentages shown above for Estimated Expenses of Underlying Funds/Underlying Portfolios are estimates of the total operating expenses of the Underlying Funds/Underlying Portfolios that Travelers Moderate/Aggressive or MetLife Moderate/Aggressive, as the case may be, will bear in the current fiscal year.

TRAVELERS AGGRESSIVE AND METLIFE AGGRESSIVE

     Annual Portfolio Operating Expenses (expenses that are deducted from
     ____________________________________________________________________

     Portfolio assets)
     _________________

                                                                           MetLife
                                          Travelers        MetLife       Aggressive
                                         Aggressive      Aggressive      (Pro Forma)
                                                           Class B        Class B
                                         ------------   ------------    -----------

     Management Fees                            0.15%          0.10%           0.10%

     Distribution and                           0.00%          0.25%           0.25%
     12b-1 Fees


     Other Expenses*                            0.26%          0.19%           0.11%

     Total Annual Portfolio Operating           0.41%          0.54%           0.46%
     Expenses Before Fee Waiver and/or
     Expense Reimbursement

     Fee Waiver and/or Expense                  0.06%          0.19%           0.11%
     Reimbursement**

     Total Annual Portfolio Operating           0.35%          0.35%           0.35%
     Expenses After Fee Waiver and/or
     Expense Reimbursement

     Estimated Expenses of Underlying           0.91%          0.74%           0.74%
     Funds/Underlying Portfolios ***

     Total Annual Portfolio Operating           1.26%          1.09%           1.09%
     Expenses After Fee Waiver and/or
     Expense Reimbursement and
     Estimated Indirect Expenses of
     Underlying Funds/Underlying
     Portfolios

* Other Expenses are based on estimated amounts for the current fiscal year assuming average portfolio net assets of $21 million for Travelers Aggressive and $28 million for MetLife Aggressive.


** The Travelers Insurance Company, Travelers Aggressive's administrator, has a contractual expense cap agreement with such Portfolio to limit Total Annual Portfolio Operating Expenses of Travelers Aggressive to 0.35% through May 1, 2007. The Adviser, MetLife Aggressive's investment adviser, has contractually agreed, for the period May 1, 2005 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Total Annual Portfolio Operating Expenses of MetLife Aggressive to 0.35%. This subsidy is subject to MetLife Aggressive's obligation to repay the Adviser in future years, if any, when such Portfolio's expenses for Class B fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to MetLife Aggressive in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. MetLife Aggressive is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.


*** As an investor in an Underlying Fund/Underlying Portfolio, a Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Fund/Underlying Portfolio, including the management fee. The percentages shown above for Estimated Expenses of Underlying Funds/Underlying Portfolios are estimates of the total operating expenses of the Underlying Funds/Underlying Portfolios that Travelers Aggressive or MetLife Aggressive, as the case may be, will bear in the current fiscal year. Some of the Underlying Portfolios in which MetLife Aggressive may invest are subject to contractual expense reduction agreements. If these agreements were not in place, the percentage shown above for Estimated Expenses of Underlying Portfolios would be 0.75%.

                        -------------------------------

     The tables below show examples of the total expenses you would pay on a $10,000 investment over one- and three-year periods. The examples are intended to help you compare the cost of investing in a Selling Portfolio versus the corresponding Acquiring Portfolio and the corresponding Acquiring Portfolio on a pro forma basis, which assumes the applicable Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all expense limitations remain in effect for one year. THE EXAMPLES ARE FOR ILLUSTRATION ONLY, AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

     THE EXAMPLES DO NOT REFLECT ANY FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

TRAVELERS CONSERVATIVE AND METLIFE CONSERVATIVE

     Examples of Portfolio Expenses
     ------------------------------

                           TRAVELERS CONSERVATIVE
                           ----------------------

                          One Year        Three Years
                          --------        -----------
                          $     96         $       312

                             METLIFE CONSERVATIVE
                             --------------------


                         One Year         Three Years
                         --------         -----------
Class B                  $    102         $       372

                       METLIFE CONSERVATIVE (PRO FORMA)
                       --------------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    102         $       346

TRAVELERS MODERATE/CONSERVATIVE AND METLIFE CONSERVATIVE/MODERATE

     Examples of Portfolio Expenses
     ------------------------------

                       TRAVELERS MODERATE/CONSERVATIVE
                       -------------------------------

                         One Year         Three Years
                         --------         -----------
                         $    105         $       341

                        METLIFE CONSERVATIVE/MODERATE
                        -----------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    104         $       342

               METLIFE CONSERVATIVE/MODERATE (PRO FORMA)
               -----------------------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    104         $       338

TRAVELERS MODERATE AND METLIFE MODERATE

     Examples of Portfolio Expenses
     ------------------------------

                            TRAVELERS MODERATE
                            ------------------

                         One Year         Three Years
                         --------         -----------
                         $    115         $       372

                                METLIFE MODERATE
                                ----------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    106         $       342

                        METLIFE MODERATE (PRO FORMA)
                        ----------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    106         $       340


TRAVELERS MODERATE/AGGRESSIVE AND METLIFE MODERATE/AGGRESSIVE

     Examples of Portfolio Expenses
     ------------------------------

                        TRAVELERS MODERATE/AGGRESSIVE
                        -----------------------------

                         One Year         Three Years
                         --------         -----------
                         $    119         $       384

                          METLIFE MODERATE/AGGRESSIVE
                          ---------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    109         $       353

                    METLIFE MODERATE/AGGRESSIVE (PRO FORMA)
                    ---------------------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    109         $       351

TRAVELERS AGGRESSIVE AND METLIFE AGGRESSIVE

     Examples of Portfolio Expenses
     ------------------------------


                             TRAVELERS AGGRESSIVE
                             --------------------

                         One Year         Three Years
                         --------         -----------
                         $    128         $       412

                              METLIFE AGGRESSIVE
                              ------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    111         $       387

                        METLIFE AGGRESSIVE (PRO FORMA)
                        ------------------------------

                         One Year         Three Years
                         --------         -----------
Class B                  $    111         $       370

HOW DO THE PORTFOLIOS' PERFORMANCE RECORDS COMPARE?


     Because the Portfolios began operations on May 1, 2005, they do not have a full calendar year of performance to report. The charts below show the percentage gain or loss for the shares of each Selling Portfolio and the Class B shares of the corresponding Acquiring Portfolio from inception through December 31, 2005. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.


     PAST PERFORMANCE DOES NOT REFLECT ANY FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

TRAVELERS CONSERVATIVE AND METLIFE CONSERVATIVE


                                   From
                               Inception to   Inception
                                12/31/05+       Date
                               ------------   ---------
     Travelers Conservative            4.18%     5/1/05

     MetLife Conservative -            3.97%     5/1/05
     Class B Shares


+ Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the returns would have been lower.

TRAVELERS MODERATE/CONSERVATIVE AND METLIFE CONSERVATIVE/MODERATE


                                   From
                               Inception to    Inception
                                12/31/05+        Date
                              -------------   -----------

     Travelers Moderate/              6.32%      5/1/05
     Conservative

     MetLife Conservative/            6.17%      5/1/05
     Moderate - Class B Shares


+ Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the returns would have been lower.

TRAVELERS MODERATE AND METLIFE MODERATE


                                  From
                               Inception to   Inception
                                12/31/05+       Date
                               ------------   ---------

     Travelers Moderate               8.60%      5/1/05

     MetLife Moderate -
     Class B Shares                   8.50%      5/1/05


+ Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the returns would have been lower.

TRAVELERS MODERATE/AGGRESSIVE AND METLIFE MODERATE/AGGRESSIVE


                                   From
                               Inception to   Inception
                                12/31/05+      Date
                               ------------   ---------

     Travelers Moderate/              9.77%      5/1/05
     Aggressive

     MetLife Moderate/               10.78%      5/1/05
     Aggressive - Class B
     Shares


+ Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the returns would have been lower.

TRAVELERS AGGRESSIVE AND METLIFE AGGRESSIVE



                                   From
                               Inception to   Inception
                                 12/31/05+      Date
                               ------------   ---------

     Travelers Aggressive            12.52%      5/1/05

     MetLife Aggressive -
     Class B Shares                  12.56%      5/1/05



+ Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the returns would have been lower.




WHO WILL BE THE INVESTMENT ADVISER OF MY PORTFOLIO AFTER THE REORGANIZATIONS? WHAT WILL THE MANAGEMENT AND ADVISORY FEES BE AFTER THE REORGANIZATIONS?

     Management of the Portfolios
     ____________________________

     The overall management of the Selling Portfolios and of the Acquiring Portfolios is the responsibility of, and is supervised by, the Board of Trustees of the Trust and the Board of Directors of the Fund, respectively.

     Board Members
     _____________

     Each Portfolio has different Board members. However, it is contemplated that upon consummation of the Reorganizations, one of the Board members of the Trust will serve as an Independent Board member of the Fund.

     Adviser
     _______

     MetLife Advisers, LLC (previously defined as the Adviser) is the investment adviser for each of the Acquiring Portfolios. The Adviser has hired Standard & Poor's Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the Acquiring Portfolios and to investments in the Underlying Portfolios, which may assist the Adviser in determining the Underlying Portfolios that may be available for investment and the selection and allocation of the Acquiring Portfolios' investments among the Underlying Portfolios. The Adviser pays consulting fees to SPIAS for these services.

     Facts about the Adviser:

     .    The Adviser is an affiliate of MetLife.

     . The Adviser manages a family of investment portfolios sold primarily to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $26.6 billion as of December 31, 2004.

     .    The Adviser is located at 501 Boylston Street, Boston, Massachusetts
          02116.

     An Asset Allocation Committee of investment professionals at the Adviser (the "Committee") is responsible for the management of the Acquiring Portfolios. The Committee consists of the following individuals:

     Elizabeth M. Forget is the Chair of the Committee, but each member of the Committee is jointly and primarily responsible for the management of the Portfolio. Ms. Forget is President and Trustee of the Trust. She has been President of Met Investors Advisory LLC and Executive Vice President of MetLife Investors Group, Inc. since 2000. Prior to that, she was Senior Vice President of Equitable Distributors, Inc. and Vice President of Equitable Life Assurance Society of the United States. In 2005, Ms. Forget became a Vice President of the Adviser.

     Alan C. Leland, Jr. is Chief Financial Officer and Treasurer of the Adviser and Vice President of Metropolitan Life. He has worked for Metropolitan Life and its predecessors for 30 years and has worked for the Adviser since its inception in 1994.

     Bradley D. Rhoads is a Managing Director of Metropolitan Life and Head of the Market Strategy Unit of MetLife, Inc. He joined Metropolitan Life in 1986 and, in 1998, he became responsible for Metropolitan Life's High Yield Bond portfolio. He has been a Managing Director of Metropolitan Life since 2000. In 2005, Mr. Rhoads became a Vice President of the Adviser.

     Darrel A. Olson has been a Director in the Investments Department of Metropolitan Life since 2001. He joined Metropolitan Life in 1979. In 2005, he became a Vice President of the Adviser.

     Anthony J. Dufault is a Vice President of Met Investors Advisory, LLC and a Vice President, Investment Advisory Services of MetLife Investors Group. He has worked at Metropolitan Life since May 2001. From May 1998 until he joined Metropolitan Life, he was a Senior Product Manager at Pacific Life in its variable annuity division. While at Pacific Life, he was also a Senior Portfolio Analyst. In 2005, he became a Vice President of the Adviser.

     John F. Guthrie, Jr. is Senior Vice President of the Adviser and serves on the Adviser's Board of Managers. He is also Senior Vice President of the Fund and Vice President of Metropolitan Life. Mr. Guthrie joined the Investment Department of New England Life

Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.

     Thomas C. McDevitt is Vice President of the Adviser and Vice President of the Portfolio. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for the Adviser since its inception in 1994.

     Each of these individuals has been a member of the Committee since 2005.

     Management Fees
     _______________

     Each of the Acquiring Portfolios pays the Adviser a monthly investment advisory fee at the annual rate of 0.10% of the applicable Acquiring Portfolio's average daily net assets.


     Pursuant to an expense agreement relating to each class of the Acquiring Portfolios, including Class B, the Adviser has agreed, from May 1, 2005 to April 30, 2007, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on an Acquiring Portfolio's then-current fiscal year). This subsidy is subject to the obligation of each class of such Acquiring Portfolio to repay the Adviser in future years, if any, when a class' expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class' stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of an Acquiring Portfolio is obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred. The expense limit (annual rates as a percentage of each class of an Acquiring Portfolio's net average daily net assets) in effect from May 1, 2005 to April 30, 2007 is 0.35% for each of the Acquiring Portfolios.


     The Adviser also may, at its discretion, reduce or waive its fee or reimburse an Acquiring Portfolio for certain of its other expenses in order to reduce the expense ratios. Unless otherwise agreed upon, the Adviser may also reduce or cease these voluntary waivers and reimbursements at any time.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATIONS?

     Prior to or at the completion of a Reorganization, the applicable Selling Portfolio and the corresponding Acquiring Portfolio will have received an opinion from the law firm of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Selling Portfolio or its Record Holders for federal income tax purposes as a result of receiving shares of the corresponding Acquiring Portfolio in connection with the Reorganization. The holding period and aggregate tax basis of the shares of an Acquiring Portfolio that are received by the Record Holders of the corresponding Selling Portfolio will be the same as the holding period and aggregate tax basis of the shares of the Selling Portfolio previously held by such Record Holders, provided that such shares of the Selling Portfolio are held as capital assets. In addition, the holding period and tax basis of the assets of a Selling

Portfolio in the hands of the corresponding Acquiring Portfolio as a result of a Reorganization will be the same as in the hands of the Selling Portfolio immediately prior to the Reorganization, and no gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the corresponding Selling Portfolio in exchange for shares of that Acquiring Portfolio and the assumption by that Acquiring Portfolio of the Selling Portfolio's liabilities. Assuming each shareholder's Contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of a Reorganization.

RISKS

ARE THE RISK FACTORS FOR THE PORTFOLIOS SIMILAR?

     Yes. The risk factors are similar due to the substantially similar investment objectives, similar investment strategies, similar target asset allocations and similar risk profiles of each Selling Portfolio and the corresponding Acquiring Portfolio. The risks of each Acquiring Portfolio are described in greater detail in the Acquiring Portfolios' Prospectus.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH PORTFOLIO?

     An investment in each Portfolio is subject to certain direct and indirect risks. There is no assurance that investment performance of a Portfolio will be positive or that a Portfolio will meet its investment objective. Loss of money is a risk of investing in a Portfolio. The following tables and discussions highlight the primary direct and indirect risks associated with an investment in each Portfolio. For the purposes of this "Risks" section, the term "Underlying Portfolio" refers to both an Underlying Fund and an Underlying Portfolio.

Direct Risks of an Investment in a Portfolio
____________________________________________

     PERFORMANCE RISK - Each of the Portfolios is subject to performance risk because each Portfolio normally invests 100% of its assets in Underlying Portfolios.

     Because all or substantially all of a Portfolio's assets are invested in various Underlying Portfolios, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by those Underlying Portfolios. In addition, the investment performance of a Portfolio is directly related to the investment performance of the Underlying Portfolios held by the Portfolio. The ability of a Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. There can be no assurance that the investment objective of a Portfolio or an Underlying Portfolio will be achieved.

     NON-DIVERSIFICATION RISK - Each of the Portfolios is subject to non-diversification risk because each Portfolio may invest its assets in a small number of issuers.

     Each Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, each Portfolio is more susceptible to any single economic, political or regulatory event affecting those issues than is a diversified portfolio. This risk is limited because each Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

Indirect Risks of an Investment in a Portfolio
______________________________________________

Portfolio                           Each of the Portfolios may be subject to MARKET RISK.
---------------------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE              Normally invests 10%-40% of its assets in
                                    Underlying Portfolios that invest primarily in equity
                                    securities.
---------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE                Under normal circumstances, invests approximately
                                    20% of its assets in Underlying Portfolios that
                                    invest primarily in equity securities.
---------------------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE     Normally invests 25%-55% of its assets
                                    in Underlying Portfolios that
                                    invest primarily in equity securities.
---------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE/MODERATE       Under normal circumstances, invests
                                    approximately 40% of its assets in Underlying
                                    Portfolios that invest primarily in equity
                                    securities.
---------------------------------------------------------------------------------------------
TRAVELERS MODERATE                  Normally invests 45%-75% of its assets in
                                    Underlying Portfolios that invest primarily in equity
                                    securities.
---------------------------------------------------------------------------------------------
METLIFE MODERATE                    Under normal circumstances, invests
                                    approximately 60% of its assets
                                    in Underlying Portfolios that
                                    invest primarily in equity securities.
---------------------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE       Normally invests 60%-80% of its assets
                                    in Underlying Portfolios that
                                    invest primarily in equity securities.
---------------------------------------------------------------------------------------------
METLIFE MODERATE/AGGRESSIVE         Under normal circumstances, invests
                                    approximately 80% of its assets
                                    in Underlying Portfolios that
                                    invest primarily in equity securities.
---------------------------------------------------------------------------------------------
TRAVELERS AGGRESSIVE                Normally invests 100% of its assets in
                                    Underlying Portfolios that invest primarily in equity
                                    securities.
---------------------------------------------------------------------------------------------
METLIFE AGGRESSIVE                  Under normal circumstances, invests
                                    approximately 100% of its assets in Underlying Portfolios
                                    that invest primarily in equity securities.
---------------------------------------------------------------------------------------------

     An Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by an Underlying Portfolio's adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights fixed-income markets or industries where there are significant returns, and could lose value if the adviser overweights fixed-income markets or industries where there are significant declines. The investment performance of an

Underlying Portfolio that invests in equity securities could also be harmed by the potentially rapid changes in the prices of equity securities (volatility).

     INVESTMENT STYLE RISK - Each of the Portfolios may be subject to investment style risk because each Portfolio may invest in Underlying Portfolios that emphasize either growth or value stocks.

     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Portfolio                             Each of the Portfolios may be subject to
                                      MARKET CAPITALIZATION RISK.
--------------------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE                May invest in Underlying Portfolios that invest in the
                                      equity securities of large, medium or small
                                      companies.
--------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE                  Invests approximately 10%, 4% and 2% of its assets in
                                      large-cap, mid-cap and small-cap equity securities,
                                      respectively.
--------------------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE       May invest in Underlying Portfolios that invest in the
                                      equity securities of large, medium or
                                      small companies.
--------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE/MODERATE         Invests approximately 20%, 8% and 4% of its assets
                                      in large-cap, mid-cap and small-cap equity
                                      securities, respectively.
--------------------------------------------------------------------------------------------
TRAVELERS MODERATE                    May invest in Underlying Portfolios that invest in the
                                      equity securities of large, medium or small
                                      companies.
--------------------------------------------------------------------------------------------
METLIFE MODERATE                      Invests approximately 30%, 12%
                                      and 6% of its assets in large-cap, mid-cap
                                      and small-cap equity securities, respectively.
--------------------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE         May invest in Underlying Portfolios that invest in the
                                      equity securities of large, medium or
                                      small companies.
--------------------------------------------------------------------------------------------
METLIFE MODERATE/AGGRESSIVE           Invests approximately 40%, 16% and 8% of its assets in
                                      large-cap, mid-cap and small-cap equity
                                      securities, respectively.
--------------------------------------------------------------------------------------------
TRAVELERS AGGRESSIVE                  May invest in Underlying Portfolios that invest in the
                                      equity securities of large, medium or small
                                      companies.
--------------------------------------------------------------------------------------------
METLIFE AGGRESSIVE                    Invests approximately 50%, 20% and 10% of its assets
                                      in large-cap, mid-cap and small-cap equity securities,
                                      respectively.
--------------------------------------------------------------------------------------------

     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying Portfolio that invests in these companies to increase in value more rapidly than an Underlying Portfolio that invests in larger, fully-valued companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Smaller capitalization companies may be more susceptible to these risks than medium capitalization companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies, including securities of medium capitalization companies.

Portfolio                                Each of the Portfolios may be subject
                                         to FOREIGN INVESTMENT RISK.
--------------------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE                   May invest in Underlying Portfolios that invest in
                                         foreign securities, which may include emerging
                                         market securities.
--------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE                     Invests approximately 4% of its assets in
                                         international equity securities, which may include
                                         emerging market securities.
--------------------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE          May invest in Underlying Portfolios that invest in
                                         foreign securities, which may include
                                         emerging market securities.
--------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE/MODERATE            Invests approximately 8% of its assets in
                                         international equity securities, which
                                         may include emerging market securities.
--------------------------------------------------------------------------------------------
TRAVELERS MODERATE                       May invest in Underlying Portfolios that invest in
                                         foreign securities, which may include emerging
                                         market securities.
--------------------------------------------------------------------------------------------
METLIFE MODERATE                         Invests approximately 12% of its assets in
                                         international equity securities, which may include
                                         emerging market securities.
--------------------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE            May invest in Underlying Portfolios that invest in
                                         foreign securities, which may include
                                         emerging market securities.
--------------------------------------------------------------------------------------------
METLIFE MODERATE/AGGRESSIVE              Invests approximately 16% of its assets in
                                         international equity securities, which
                                         may include emerging market securities.
--------------------------------------------------------------------------------------------

TRAVELERS AGGRESSIVE                     May invest in Underlying Portfolios that invest in
                                         foreign securities, which may include emerging
                                         market securities.
--------------------------------------------------------------------------------------------
METLIFE AGGRESSIVE                       Invests approximately 20% of its assets in
                                         international equity securities, which may include
                                         emerging market securities.
--------------------------------------------------------------------------------------------

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks are increased for emerging market securities. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies other than the U.S. dollar, and an Underlying Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect an Underlying Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio's foreign currency or securities holdings. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Portfolio                                 Each of the Portfolios may be subject
                                          to INTEREST RATE RISK.
--------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE                    Normally invests 60%-90% of its
                                          assets in Underlying
                                          Portfolios that invest primarily in
                                          fixed-incomesecurities.
--------------------------------------------------------------------------------
METLIFE CONSERVATIVE                      Under normal circumstances,
                                          invests approximately 80%
                                          of its assets in Underlying
                                          Portfolios that invest primarily in
                                          fixed-income securities.

--------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE          Normally invests 45%-75% of its
                                         assets in Underlying
                                         Portfolios that invest primarily in
                                         fixed-income securities.
--------------------------------------------------------------------------------
METLIFE CONSERVATIVE/MODERATE            Under normal circumstances,
                                         invests approximately 60%
                                         of its assets in Underlying
                                         Portfolios that invest primarily in
                                         fixed-income securities.
--------------------------------------------------------------------------------
TRAVELERS MODERATE                       Normally invests 25%-55% of
                                         its assets in Underlying
                                         Portfolios that invest primarily in
                                         fixed-income securities.
--------------------------------------------------------------------------------
METLIFE MODERATE                         Under normal circumstances,
                                         invests approximately 40%
                                         of its assets in Underlying
                                         Portfolios that invest primarily in
                                         fixed-income securities.
--------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE            Normally invests 20%-40% of its
                                         assets in Underlying
                                         Portfolios that invest primarily in
                                         fixed-income securities.
--------------------------------------------------------------------------------
METLIFE MODERATE/AGGRESSIVE              Under normal circumstances,
                                         invests approximately 20%
                                         of its assets in Underlying
                                         Portfolios that invest primarily in
                                         fixed-income securities.
--------------------------------------------------------------------------------
TRAVELERS AGGRESSIVE                     May invest in fixed-income
                                         securities to the limited extent that
                                         Underlying Portfolios that invest
                                         primarily in equity securities also
                                         invest in fixed-income securities.
--------------------------------------------------------------------------------
METLIFE AGGRESSIVE                       May invest up to 10% of its assets in
                                         fixed-income securities.
--------------------------------------------------------------------------------

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of an investment in that Underlying Portfolio may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity and duration of an Underlying Portfolio's fixed-income investments will affect the volatility of that Underlying Portfolio's share price.

------------------------------------------------------------------------------------------
Portfolio                        Each of the Portfolios may be subject to CREDIT RISK.
------------------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE           Normally invests 60%-90% of its assets in
                                 Underlying Portfolios that invest primarily
                                 in fixed-income securities.
------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE             Under normal circumstances, invests approximately
                                 80% of its assets in Underlying Portfolios that
                                 invest primarily in fixed-income securities.
------------------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE  Normally invests 45%-75% of its assets in Underlying Portfolios that
                                 invest primarily in fixed-income
                                 securities.
------------------------------------------------------------------------------------------
METLIFE CONSERVATIVE/MODERATE    Under normal circumstances,
                                 invests approximately 60% of its assets in
                                 Underlying Portfolios that invest primarily in
                                 fixed-income securities.
------------------------------------------------------------------------------------------
TRAVELERS MODERATE               Normally invests 25%-55% of
                                 its assets in Underlying Portfolios that
                                 invest primarily in fixed-income securities.
------------------------------------------------------------------------------------------
METLIFE MODERATE                 Under normal circumstances,
                                 invests approximately 40% of its assets in
                                 Underlying Portfolios that invest primarily in
                                 fixed-income securities.
------------------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE    Normally invests 20%-40% of its
                                 assets in Underlying Portfolios that
                                 invest primarily in fixed-income
                                 securities.
------------------------------------------------------------------------------------------
METLIFE MODERATE/AGGRESSIVE      Under normal circumstances,
                                 invests approximately 20%
                                 of its assets in Underlying
                                 Portfolios that invest primarily in
                                 fixed-income securities.
------------------------------------------------------------------------------------------
TRAVELERS AGGRESSIVE             May invest in fixed-income
                                 securities to the limited extent that
                                 Underlying Portfolios that
                                 invest primarily in equity securities
                                 also invest in fixed-income
                                 securities.
------------------------------------------------------------------------------------------
METLIFE AGGRESSIVE               May invest up to 10% of its assets in fixed-income
                                 securities.
------------------------------------------------------------------------------------------

     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying Portfolio invests in debt securities, the value of an investment in that Underlying Portfolio may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

--------------------------------------------------------------------------------
Portfolio                                Each of the Portfolios may be
                                         subject to HIGH-YIELD DEBT
                                         SECURITY RISK.
--------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE                   May invest in
                                         Underlying Portfolios that may
                                         invest in high-yield,
                                         high-risk bonds.
--------------------------------------------------------------------------------
METLIFE CONSERVATIVE                     Invests approximately 12%
                                         of its assets in high-yield,
                                         high-risk debt securities.
--------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE          May invest in Underlying
                                         Portfolios that may invest in
                                         high-yield, high-risk bonds.
--------------------------------------------------------------------------------
METLIFE CONSERVATIVE/MODERATE            Invests approximately 9% of
                                         its assets in igh-yield,
                                         high-risk debt
                                         securities.
--------------------------------------------------------------------------------
TRAVELERS MODERATE                       May invest in Underlying
                                         Portfolios that may invest in
                                         high-yield, high-risk bonds.
--------------------------------------------------------------------------------
METLIFE MODERATE                         Invests approximately 6% of
                                         its assets in high-yield,
                                         high-risk debt securities.
--------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE            May invest in Underlying
                                         Portfolios that may invest in
                                         high-yield, high-risk bonds.
--------------------------------------------------------------------------------
METLIFE MODERATE/AGGRESSIVE              Invests approximately 3% of
                                         its assets in high-yield,
                                         high-risk debt securities.
--------------------------------------------------------------------------------
TRAVELERS AGGRESSIVE                     May invest in Underlying
                                         Portfolios that may invest in
                                         high-yield, high-risk bonds.
--------------------------------------------------------------------------------
METLIFE AGGRESSIVE                       May invest in Underlying
                                         Portfolios that may invest in
                                         high-yield, high-risk debt
                                         securities.
--------------------------------------------------------------------------------

     High-yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. An Underlying Portfolio with high-yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an Underlying Portfolio's adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high-yield securities are not generally meant for short-term investing. When an Underlying Portfolio invests in high-yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

     DERIVATIVES RISK - Each of the Portfolios may be subject to derivatives risk because each Portfolio may invest in Underlying Portfolios that use derivatives.

     An Underlying Portfolio's investments in derivatives can significantly increase that Underlying Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

ARE THERE ANY OTHER RISKS OF INVESTING IN EACH PORTFOLIO?

     Unlike Travelers Moderate/Aggressive and Travelers Aggressive, MetLife Moderate/Aggressive and MetLife Aggressive may invest in Underlying Portfolios that concentrate their investments in particular sectors or industries. The shares of an Underlying Portfolio that concentrates its investments in a particular sector or industry may fluctuate more widely in value than those of an Underlying Portfolio that invests in a number of different sectors or industries.

     The Underlying Portfolios may invest in various types of securities and engage in investment techniques and strategies that may or may not be the principal focus of the Underlying Portfolio. To the extent that a Portfolio invests its assets in an Underlying Portfolio, that Portfolio is indirectly subject to the risks associated with an investment in the Underlying Portfolio.

     For more information about the risks associated with an investment in an Acquiring Portfolio and the Underlying Portfolios in which an Acquiring Portfolio may invest, please see the Acquiring Portfolios' and Underlying Portfolios' respective Prospectus.

INFORMATION ABOUT THE REORGANIZATIONS

REASONS FOR THE REORGANIZATIONS

     Each Reorganization is part of an overall plan to reduce the number of portfolios with overlapping investment objectives and policies, especially those that have been unable to accumulate significant assets, in the families of funds which serve as funding vehicles for insurance contracts issued by the Insurance Companies and their affiliates. Reduction in the number of such portfolios is an attempt to improve the operating efficiencies of the Trust's and the Fund's remaining portfolios.

     At a regular meeting held on November 10, 2005, all of the Trustees of the Trust, including the Disinterested Trustees, considered and approved the Reorganizations; they determined that each Reorganization was in the best interests of shareholders of the applicable Selling Portfolio, and that the interests of existing shareholders of each Selling Portfolio will not be diluted as a result of the transactions contemplated by the applicable Reorganization.

     Before approving the Plans, the Trustees evaluated extensive information provided by the management of the Trust and reviewed various factors about the Portfolios and the proposed Reorganizations. The Trustees noted that the historical performance of each of the Acquiring Portfolios for the first five months of operations exceeded that of the corresponding Selling Portfolio, and that each Acquiring Portfolio's total operating expenses after fee waivers and expense reimbursements are equal to those of the corresponding Selling Portfolio also after fee waivers and expense reimbursements as of September 30, 2005 and that potential economies of scale that might result from a Reorganization could reduce the applicable Acquiring Portfolio's total operating expenses.

     The Trustees considered the relative asset size of each Portfolio, including the benefits of each Selling Portfolio joining with a larger combined entity. As of September 30, 2005, each Selling Portfolio's assets were less than those of the corresponding Acquiring Portfolio.

     In addition, the Trustees considered, among other things:

     .    the terms and conditions of each Reorganization;

     . the fact that the Reorganizations would not result in the dilution of shareholders' interests;

     . the effect of each Reorganization on the Contract Owners and the value of their Contracts;

     . the fact that each Selling Portfolio and the corresponding Acquiring Portfolio have substantially similar investment objectives and similar principal investment strategies;

     . the fact that MetLife or one of its affiliates will bear the expenses incurred by the Portfolios in connection with the Reorganizations and that no portion of the expenses will be borne directly or indirectly by the Selling Portfolios, the Acquiring Portfolios or their respective shareholders;

     . the benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company's insurance and annuity products and to employee benefit plans;

     . the fact that each Acquiring Portfolio will assume all of the liabilities of the corresponding Selling Portfolio;

     . the fact that each Reorganization is expected to be a tax free transaction for federal income tax purposes; and

     . alternatives available to shareholders of the Selling Portfolios, including the ability to redeem their shares.

     During their consideration of the Reorganizations, the Trustees of the Trust met with counsel to the Independent Trustees regarding the legal issues involved.

     After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that each of the proposed Reorganizations would be in the best interests of the applicable Selling Portfolio and its shareholders. Consequently, they approved the Plans and directed that the Plans be submitted to shareholders of the respective Selling Portfolios for approval.

     The Directors of the Fund, including the Independent Directors, have also approved the Plans on behalf of the Acquiring Portfolios.

AGREEMENTS AND PLANS OF REORGANIZATION

     The following summary is qualified in its entirety by reference to the Plans (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

     Each Plan provides that, with respect to the Portfolios to which it relates, all of the assets of a Selling Portfolio will be acquired by the corresponding Acquiring Portfolio in exchange for Class B shares of that Acquiring Portfolio and the assumption by that Acquiring Portfolio of all of the liabilities of the Selling Portfolio on or about May 1, 2006 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, each Selling Portfolio will endeavor to discharge all of its known liabilities and obligations. Each Selling Portfolio will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on the business day next preceding the Closing Date (the "Valuation Time").

     At or prior to the Closing Date, each Selling Portfolio will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to such Selling Portfolio's Record Holders all of the Selling Portfolio's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Selling Portfolio's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

     The number of full and fractional Class B shares of an Acquiring Portfolio to be received by the Record Holders of the corresponding Selling Portfolio will be determined by multiplying the outstanding shares of such Selling Portfolio by a factor which shall be computed by dividing the net asset value per share of the shares of the Selling Portfolio by the net asset value per share of the Class B shares of the corresponding Acquiring Portfolio. These computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Selling Portfolios and the Acquiring Portfolios, will compute the value of each Portfolio's respective portfolio of securities.

The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Acquiring Portfolios, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

     As soon after the Closing Date as conveniently practicable, each Selling Portfolio will liquidate and distribute pro rata to its Record Holders as of the close of business on the Closing Date the full and fractional shares of the corresponding Acquiring Portfolio received by that Selling Portfolio. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the applicable Selling Portfolio's Record Holders on the corresponding Acquiring Portfolio's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of an Acquiring Portfolio due to the corresponding Selling Portfolio's Record Holders. All issued and outstanding shares of a Selling Portfolio will be canceled. The shares of an Acquiring Portfolio to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Selling Portfolio will be terminated as a series of the Trust.

     The consummation of each Reorganization is subject to the conditions set forth in the applicable Plan, including approval, as applicable, by each Selling Portfolio's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of a Selling Portfolio's shareholders, a Plan may be terminated (a) by the mutual agreement of that Selling Portfolio and the corresponding Acquiring Portfolio; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not a Reorganization is consummated, MetLife or one of its affiliates will pay the expenses incurred by the applicable Selling Portfolio and the corresponding Acquiring Portfolio in connection with the Reorganization (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by the Selling Portfolios, the Acquiring Portfolios or their respective shareholders.

     If a Selling Portfolio's shareholders do not approve the applicable Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

     For the purposes of this "Federal Income Tax Consequences" section, "Record Holder" refers to the separate accounts through which the Insurance Companies own shares of the Selling Portfolios. Each Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Assuming each shareholder's Contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of a Reorganization. As a condition to the closing of a Reorganization, the applicable Acquiring Portfolio and the corresponding Selling Portfolio will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code,

U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Portfolios, for federal income tax purposes, upon consummation of the
Reorganization:


      1) The transfer of all of the assets of a Selling Portfolio solely in exchange for shares of the corresponding Acquiring Portfolio and the assumption by that Acquiring Portfolio of the liabilities of the Selling Portfolio followed by the distribution of the Acquiring Portfolio's shares to the Record Holders of the Selling Portfolio in dissolution and liquidation of such Selling Portfolio, will constitute a "reorganization" within the meaning of section 368(a) of the Code, and the Acquiring Portfolio and Selling Portfolio will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      2) No gain or loss will be recognized by an Acquiring Portfolio upon the receipt of the assets of the corresponding Selling Portfolio solely in exchange for the shares of the Acquiring Portfolio and the assumption by that Acquiring Portfolio of the liabilities of the Selling Portfolio;

      3) No gain or loss will be recognized by a Selling Portfolio on the transfer of its assets to the corresponding Acquiring Portfolio in exchange for such Acquiring Portfolio's shares and the assumption by that Acquiring Portfolio of the liabilities of the Selling Portfolio or upon the distribution (whether actual or constructive) of the Acquiring Portfolio's shares to the Selling Portfolio's Record Holders in exchange for their shares of the Selling Portfolio;

      4) No gain or loss will be recognized by a Selling Portfolio's Record Holders upon the exchange of their shares of the Selling Portfolio for shares of the corresponding Acquiring Portfolio in liquidation of the Selling Portfolio;

      5) The aggregate tax basis of the shares of an Acquiring Portfolio received by each Record Holder of the corresponding Selling Portfolio pursuant to a Reorganization will be the same as the aggregate tax basis of the shares of the Selling Portfolio held by such Record Holder immediately prior to the Reorganization, and the holding period of the shares of the Acquiring Portfolio received by each Record Holder of the Selling Portfolio will include the period during which the shares of the Selling Portfolio exchanged therefor were held (provided that the shares of the Selling Portfolio were held as a capital asset on the date of the Reorganization);

      6) The tax basis of the assets of a Selling Portfolio acquired by the corresponding Acquiring Portfolio will be the same as the tax basis of such assets to the Selling Portfolio immediately prior to a Reorganization, and the holding period of such assets in the hands of the Acquiring Portfolio will include the period during which the assets were held by the Selling Portfolio; and

      7) An Acquiring Portfolio will succeed to and take into account capital loss carryovers, if any, of the corresponding Selling Portfolio described in Section 381(c) of the Code. The Acquiring Portfolio will take any capital loss carryovers into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each Record Holder of the applicable Selling Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its Selling Portfolio shares and the fair market value of the shares of the corresponding Acquiring Portfolio it received.

     An Acquiring Portfolio's utilization after a Reorganization of any pre-Reorganization losses realized by the corresponding Selling Portfolio to offset gains realized by the Acquiring Portfolio could be subject to limitation in future years.

PRO FORMA CAPITALIZATION

     The following tables sets forth the capitalization of each Selling Portfolio and the corresponding Acquiring Portfolio as of June 30, 2005, and the capitalization of the corresponding Acquiring Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.


TRAVELERS CONSERVATIVE AND METLIFE CONSERVATIVE

     The pro forma data reflects an exchange ratio of approximately 1.00 Class B shares of MetLife Conservative for each share of Travelers Conservative.

     CAPITALIZATION OF THE TRAVELERS CONSERVATIVE, METLIFE CONSERVATIVE AND
                        METLIFE CONSERVATIVE (PRO FORMA)



--------------------------------------------------------------------------------------------
                                                                                 METLIFE
                                                                              CONSERVATIVE
                              TRAVELERS        METLIFE                      PRO FORMA (AFTER
                             CONSERVATIVE   CONSERVATIVE   ADJUSTMENTS       REORGANIZATION)
--------------------------------------------------------------------------------------------
Net Assets
Class A/Undesignated Class    $1,826,817     $  726,879     (1,826,817)        $  726,879
Class B                               --     $  776,291      1,826,817         $2,603,108
Total Net Assets              $1,826,817     $1,503,170                        $3,329,987
--------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A/Undesignated Class    $    10.22     $    10.23                        $    10.23
Class B                               --     $    10.22                        $    10.22
--------------------------------------------------------------------------------------------
Shares Outstanding
Class A/Undesignated Class       178,803         71,072       (178,803)(a)         71,072
Class B                               --         75,979        178,799(a)         254,778
--------------------------------------------------------------------------------------------
Total Shares Outstanding         178,803        147,051                           325,850
--------------------------------------------------------------------------------------------



     (a) Reflects change in shares outstanding due to the issuance of Class B shares of MetLife Conservative in exchange for shares of Travelers Conservative based upon the net asset value of MetLife Conservative's Class B shares at June 30, 2005.

TRAVELERS MODERATE/CONSERVATIVE AND METLIFE CONSERVATIVE/MODERATE

     The pro forma data reflects an exchange ratio of approximately 0.999 Class B shares of MetLife Conservative/Moderate for each share of Travelers Moderate/Conservative.

           CAPITALIZATION OF TRAVELERS MODERATE/CONSERVATIVE, METLIFE CONSERVATIVE/MODERATE AND METLIFE CONSERVATIVE/MODERATE (PRO FORMA)



-----------------------------------------------------------------------------------------------
                                                                                   METLIFE
                                                                                CONSERVATIVE/
                                TRAVELERS       METLIFE                            MODERATE
                                MODERATE/    CONSERVATIVE/                     PRO FORMA (AFTER
                              CONSERVATIVE     MODERATE      ADJUSTMENTS       REORGANIZATION)
-----------------------------------------------------------------------------------------------
Net Assets
Class A/Undesignated Class     $2,098,130     $1,198,160      (2,098,130)         $1,198,160
Class B                                --     $5,197,213       2,098,130          $7,295,343
Total Net Assets               $2,098,130     $6,395,373                          $8,493,503
-----------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A/Undesignated Class     $    10.26     $    10.28                          $    10.28
Class B                                --     $    10.27                          $    10.27
-----------------------------------------------------------------------------------------------
Shares Outstanding
Class A/Undesignated Class        204,426        116,514        (204,426)(a)         116,514
Class B                                --        506,028         204,285(a)          710,313
-----------------------------------------------------------------------------------------------
Total Shares Outstanding          204,426        622,542                             826,827
-----------------------------------------------------------------------------------------------



     (a) Reflects change in shares outstanding due to the issuance of Class B shares of MetLife Conservative/Moderate in exchange for shares of Travelers Moderate/Conservative based upon the net asset value of MetLife
Conservative/Moderate's Class B shares at June 30, 2005.

TRAVELERS MODERATE AND METLIFE MODERATE

     The pro forma data reflects an exchange ratio of approximately 0.998 Class B shares of MetLife Moderate for each share of Travelers Moderate.

           CAPITALIZATION OF TRAVELERS MODERATE, METLIFE MODERATE AND
                          METLIFE MODERATE (PRO FORMA)



------------------------------------------------------------------------------------------
                                                                          METLIFE MODERATE
                               TRAVELERS     METLIFE                      PRO FORMA (AFTER
                               MODERATE      MODERATE    ADJUSTMENTS       REORGANIZATION)
------------------------------------------------------------------------------------------
Net Assets
Class A/Undesignated Class    $5,268,850   $ 2,310,602    (5,268,850)        $ 2,310,602
Class B                               --   $ 9,208,893     5,268,850         $14,477,743
Total Net Assets              $5,268,850   $11,519,495                       $16,788,345
------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A/Undesignated Class    $    10.30   $     10.33                       $     10.33
Class B                               --   $     10.32                       $     10.32
------------------------------------------------------------------------------------------
Shares Outstanding
Class A/Undesignated Class       511,549       223,734      (511,549)(a)         223,734
Class B                               --       892,106       510,417(a)        1,402,523
------------------------------------------------------------------------------------------
Total Shares Outstanding         511,549     1,115,840                         1,626,257
------------------------------------------------------------------------------------------



     (a) Reflects change in shares outstanding due to the issuance of Class B shares of MetLife Moderate in exchange for shares of Travelers Moderate based upon the net asset value of MetLife Moderate's Class B shares at June 30, 2005.

TRAVELERS MODERATE/AGGRESSIVE AND METLIFE MODERATE/AGGRESSIVE

     The pro forma data reflects an exchange ratio of approximately 0.993 Class B shares of MetLife Moderate/Aggressive for each share of Travelers Moderate/Aggressive.

  CAPITALIZATION OF TRAVELERS MODERATE/AGGRESSIVE, METLIFE MODERATE/AGGRESSIVE
                   AND METLIFE MODERATE/AGGRESSIVE (PRO FORMA)



------------------------------------------------------------------------------------------
                                                                         METLIFE MODERATE/
                               TRAVELERS    METLIFE                          AGGRESSIVE
                                MODERATE/   MODERATE/                     PRO FORMA (AFTER
                               AGGRESSIVE  AGGRESSIVE   ADJUSTMENTS       REORGANIZATION)
------------------------------------------------------------------------------------------
Net Assets
Class A/Undesignated Class    $8,608,102   $1,829,229    (8,608,102)        $ 1,829,229
Class B                               --   $7,653,329     8,608,102         $16,261,431
Total Net Assets              $8,608,102   $9,482,558                       $18,090,660
------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A/Undesignated Class    $    10.31   $    10.38                       $     10.38
Class B                               --   $    10.38                       $     10.38
------------------------------------------------------------------------------------------
Shares Outstanding
Class A/ Undesignated Class      834,945      176,214      (834,945)(a)         176,214
Class B                               --      737,456       829,456(a)        1,566,912
------------------------------------------------------------------------------------------
Total Shares Outstanding         834,945      913,670                         1,743,126
------------------------------------------------------------------------------------------



     (a) Reflects change in shares outstanding due to the issuance of Class B shares of MetLife Moderate/Aggressive in exchange for shares of Travelers Moderate/Aggressive based upon the net asset value of MetLife
Moderate/Aggressive's Class B shares at June 30, 2005.

TRAVELERS AGGRESSIVE AND METLIFE AGGRESSIVE

     The pro forma data reflects an exchange ratio of approximately 0.995 Class B shares of MetLife Aggressive for each share of Travelers Aggressive.

         CAPITALIZATION OF TRAVELERS AGGRESSIVE, METLIFE AGGRESSIVE AND
                         METLIFE AGGRESSIVE (PRO FORMA)



----------------------------------------------------------------------------------------
                                                                             METLIFE
                                                                           AGGRESSIVE
                                                                            PRO FORMA
                               TRAVELERS    METLIFE                          (AFTER
                              AGGRESSIVE   AGGRESSIVE   ADJUSTMENTS      REORGANIZATION)
----------------------------------------------------------------------------------------
Net Assets
Class A/Undesignated Class    $1,975,111    $183,441     (1,975,111)       $  183,441
Class B                               --    $394,903      1,975,111        $2,370,014
Total Net Assets              $1,975,111    $578,344                       $2,553,455
----------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A/Undesignated Class    $    10.36    $  10.42                       $    10.42
Class B                               --    $  10.42                       $    10.42
----------------------------------------------------------------------------------------
Shares Outstanding
Class A/ Undesignated Class      190,579      17,605       (190,579)(a)        17,605
Class B                               --      37,910        189,607(a)        227,517
----------------------------------------------------------------------------------------
Total Shares Outstanding         190,579      55,515                          245,122
----------------------------------------------------------------------------------------



     (a) Reflects change in shares outstanding due to the issuance of Class B shares of MetLife Aggressive in exchange for shares of Travelers Aggressive based upon the net asset value of MetLife Aggressive's Class B shares at June 30, 2005.


     The tables set forth above should not be relied upon to reflect the number of shares to be received in a Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the time of the Reorganizations.

DISTRIBUTION OF SHARES

     All portfolios of the Fund mainly sell shares to the separate accounts of certain insurance companies as a funding vehicle for the Contracts offered by those insurance companies.

Expenses of the Acquiring Portfolios are passed through to the insurance companies' separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the insurance companies at the separate account level. The Acquiring Portfolios may also offer shares to other separate accounts of other insurers if approved by the Board of Directors of the Fund.

     MetLife Life Insurance Company ("MetLife") serves as the distributor for the Fund's shares. Under Distribution Agreements with the Fund, MetLife serves as the general distributor of shares of each class of the Fund's portfolios, including each of the Acquiring Portfolios, which are sold at the net asset value of such class without any sales charge. The offering of each Acquiring Portfolio's shares is continuous. Shares are offered for sale only to certain insurance company separate accounts and qualified plans. The Distribution Agreements do not obligate MetLife to sell a specific number of shares.

     Each Acquiring Portfolio is authorized to issue three classes of shares:
Class A, Class B and Class E. Class E shares of the Acquiring Portfolios are not currently offered. Each Selling Portfolio currently offers only one undesignated class of shares. Each Class of an Acquiring Portfolio has a distribution agreement and bears its own distribution expenses, if any.

     In the proposed Reorganizations, shareholders of a Selling Portfolio will receive Class B shares of the corresponding Acquiring Portfolio. Class B shares are sold at net asset value without any initial or deferred sales charges and are subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class B shares of the Acquiring Portfolios under which each Acquiring Portfolio may pay for distribution-related expenses at an annual rate which may not exceed 0.50% of average daily net assets attributable to the Class. The amount may be increased to the full plan rate for an Acquiring Portfolio by the Directors of the Fund without shareholder approval.

     In connection with the Reorganizations, no sales charges will be imposed. Certain sales or other charges may be imposed by the Contracts for which an Acquiring Portfolio serves as an investment vehicle. More detailed descriptions of the Class B shares and the distribution arrangements applicable to this class of shares are contained in the Prospectus and Statement of Additional Information relating to the Acquiring Portfolios.

PURCHASE AND REDEMPTION PROCEDURES

     The Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of a Selling Portfolio. No fee is charged by a Selling Portfolio for selling (redeeming) shares. The Contract Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract. Each Selling Portfolio buys or sells shares at net asset value per share of such Selling Portfolio for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

     MetLife and its affiliates place orders for the purchase or redemption of shares of an Acquiring Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the net asset value per share for an Acquiring Portfolio determined on that same date, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

EXCHANGE PRIVILEGES

     The Contract Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by the Fund.

DIVIDEND POLICY

     Each Selling Portfolio declares and distributes its dividends from net investment income to the Insurance Company separate accounts annually and not to you, the Contract Owner. Each Acquiring Portfolio annually pays as dividends substantially all of its net investment income (including any short-term capital gains). These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio, if any, are also declared and distributed once a year and reinvested in the Portfolio.

     Each Portfolio has qualified, and each Acquiring Portfolio intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Portfolio must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

     The operations of the Fund are governed by its Articles of Incorporation and ByLaws, and applicable Maryland law. The operations of the Trust are governed by its Agreement and Declaration of Trust and By-Laws of the Trust, and applicable Massachusetts law. The Agreement and Declaration of Trust is referred to in this Prospectus/Proxy Statement as the "Declaration of Trust." As discussed below, certain of the differences between the Trust and the Fund derive from provisions of the Trust's Declaration of Trust and By-Laws. Shareholders entitled to instruct the Insurance Company to vote at the Meeting may obtain a copy of the Fund's Articles of Incorporation and ByLaws, without charge, upon written or oral request to the Fund at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement.

FORM OF ORGANIZATION

     As noted above, the Fund is organized as a Maryland corporation, and the Trust is organized as a Massachusetts business trust. The Fund and the Trust are both open-end management investment companies registered with the SEC under the 1940 Act, and each is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of the Fund consist of the Acquiring Portfolios and other mutual funds of various asset classes; the series of the Trust consist of the Selling Portfolios and other mutual funds of various asset classes. The Fund and the Trust currently offer shares of their portfolios primarily to insurance company separate accounts to serve as investment vehicles for variable annuity, group annuity contracts and variable life insurance policies issued by certain insurance companies. The Trust and the Fund also offer shares of their portfolios to qualified pension and retirement plans. Each is governed by its applicable Declaration of Trust or Articles of Incorporation, Bylaws, and a Board of Trustees/Directors, and by applicable Maryland or Massachusetts and federal law.

CAPITALIZATION


     The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, with a par value of $.001 per share, of one or more series. The beneficial interests in the Fund are represented by 4.75 billion common shares with a par value of $0.01 each, of one or more series. Both the Declaration of Trust of the Trust and the Articles of Incorporation of the Fund permit the Trustees/Directors to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees/Directors, all without shareholder approval. Fractional shares may be issued by each Portfolio.


     Shares of each Selling Portfolio are offered in one class and represent an equal proportionate interest in such Selling Portfolio. Shares of each Acquiring Portfolio are currently offered in two classes (Class A and Class B). Shares of the classes of each Acquiring Portfolio represent an equal pro rata interest in such Acquiring Portfolio and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the Trustees/Directors, as applicable. Shareholders of each Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

SHAREHOLDER LIABILITY

     Shareholders of the Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Trust. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability and requires notice of such disclaimer be given in each agreement entered into or executed by the Trust or the Trustees or officers of the Trust, as applicable. The Declaration of Trust also provides for shareholder indemnification out of the assets of the Trust.

     Under Maryland law, shareholders of each Acquiring Portfolio have no personal liability as such for the acts or obligations of such Acquiring Portfolio or the Fund, as the case may be.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

     Neither the Fund on behalf of the Acquiring Portfolios nor the Trust on behalf of the Selling Portfolios is required to hold annual meetings of shareholders. However, in the case of the Trust and the Fund, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee/Director must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust or the Fund, as applicable. Special meetings of the Trust shall be called upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote. In addition, each of the Trust and the Fund is required to call a meeting of shareholders for the purpose of electing Trustees/Directors if, at any time, less than a majority of the Trustees/Directors then holding office were elected by shareholders. Neither the Fund nor the Trust currently intends to hold regular shareholder meetings. The Bylaws of the Fund require an annual meeting of shareholders only in years in which shareholder action is needed on the election of Directors. The Fund's Bylaws permit a special meeting of the shareholders to be called for any purpose by a majority of the Directors, the Chairman of the Board or the President of the Fund. Cumulative voting is not permitted in the election of Directors of the Fund or of Trustees of the Trust. Like shareholders of the Trust, shareholders of the Fund are also entitled, under the 1940 Act, to vote on certain matters specified in the 1940 Act.

     The Bylaws of the Fund provide that the holders of a majority of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting of the Fund. Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to the Trust, 25% of the shares entitled to be cast present in person or by proxy constitutes a quorum for consideration of a matter at a shareholders' meeting but any lesser number is sufficient for adjourned sessions. Approval of a matter by the shareholders of the Fund generally requires the affirmative vote of a majority of the votes cast at a meeting at which a quorum is present. A Director of the Fund must be elected by the affirmative vote of a plurality of the votes cast by holders of shares entitled to vote in such election. For the Trust, when a quorum is present at a meeting, a majority (greater than 50%) of the shares present and entitled to vote is sufficient to act on a matter and a majority of the shares voted is required to elect a Trustee (unless a larger vote is required by the applicable governing documents or other law, including the 1940 Act). A Director of the Fund may be removed with or without cause by the shareholders holding a majority of the votes entitled to be cast at an election of Directors at a meeting of shareholders at which a quorum is present. A Trustee of the Trust may be removed at a meeting of shareholders, duly called, by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

     Under the Declaration of Trust/Articles of Incorporation of the Trust and the Fund, respectively, each whole share of beneficial interest or common stock of a Portfolio is entitled to one vote, and each fractional share is entitled to a proportionate vote, in each case irrespective of class.

LIQUIDATION

     In the event of liquidation of the Fund, the shareholders of each of the Fund's Portfolios that has been established and designated, including the Acquiring Portfolios, shall be entitled to receive, as a group, the excess of the assets belonging to that Portfolio over the liabilities belonging to that Portfolio. The assets so distributable to the shareholders of any particular portfolio that has but a single class of outstanding shares will be distributed among such stockholders in proportion to the number of shares of that portfolio held by them and recorded on the books of the Fund. Any assets not readily identifiable as belonging to any particular portfolio will be allocated by or under the supervision of the Directors to and among any one or more of the portfolios established and designated. Any such allocation by the Directors is conclusive and binding for all purposes. In the event of the liquidation of the Trust, the same provisions discussed above would apply.

LIABILITY AND INDEMNIFICATION OF TRUSTEES/DIRECTORS

     Pursuant to Maryland law and its Bylaws, the Fund shall indemnify current and former Directors and officers of the Fund to the extent permitted or required by Maryland corporate law, provided, however, that other than for Directors and except as specifically required by Maryland corporate law, the Fund is required to indemnify or advance expenses only to the extent specifically approved by resolution of the Fund's Board of Directors. No indemnification or advance payment of expenses is provided to Directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Bylaws also provide that the Fund will not advance payment of legal expenses to a Director or officer unless the Director or officer undertakes to repay the advance unless (A) it is determined that such director or officer is entitled to the indemnification, and (B)(i) the Director or officer provides a security for the undertaking, (ii) the Fund is insured against losses arising from any unlawful advance, or (iii) a majority of a quorum of the disinterested non-party Directors, or an independent legal counsel by written opinion, determines that there is reason to believe that the person ultimately will be found to be entitled to the indemnification.

     Similarly, to protect the Trustees of the Trust against liability, the Declaration of Trust provides that: (1) the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, or any act or omission of any other Trustee; and (2) the Trust shall indemnify each Trustee against all liabilities and expenses incurred by reason of being or having been a Trustee except with respect to any matter as to which such Trustee shall have been finally adjudicated not to have acted in good faith in the reasonable belief that such Trustee's action was in the best interests of the Trust. Furthermore, the Declaration of Trust provides that nothing in it protects a Trustee against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust and the Articles of Incorporation of the Fund, their Bylaws and Massachusetts or Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust/Articles of

Incorporation, ByLaws and Massachusetts or Maryland law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

     This Prospectus/Proxy Statement is being sent to shareholders of the Selling Portfolios in connection with a solicitation of voting instructions by the Trustees of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern time, March 14, 2006, at the offices of Met Investors Series Trust, 260 Madison Avenue, New York, New York 10016, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of the Selling Portfolios on or about February 1, 2006.

     The Board of Trustees of the Trust has fixed the close of business on December 30, 2005 as the record date (the "Record Date") for determining the shareholders of the Selling Portfolios entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of the Selling Portfolios, and are the Record Holders of the Selling Portfolios at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of the Selling Portfolios. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of a Selling Portfolio for the Contract Owners of that Selling Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

     The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of a Selling Portfolio held in a separate account with respect to that particular Contract. In voting for a Reorganization, each full share of a Selling Portfolio is entitled to one vote and any fractional share is entitled to a fractional vote.

     Voting instructions may be revoked by executing and delivering later-dated signed voting instructions to the Insurance Company, or by attending the Meeting in person and instructing the Insurance Company how to vote your shares. Unless revoked, all valid voting instructions will be voted, or the Insurance Company will abstain from voting, in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

     If you wish to participate in the Meeting, you may submit the voting instructions form included with this Prospectus/Proxy Statement, vote by the Internet or attend in person and provide your voting instructions to the Insurance Company. Guidelines on providing voting instructions are immediately after the Notice of Special Meeting.

     If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.

     . Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR a proposed Reorganization and FOR any other matters deemed appropriate.

     Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. The Insurance Company will also vote, or abstain from voting, any shares in its general account which are not attributable to Contracts in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate.

     Approval of a Reorganization will require the affirmative vote of at least two-thirds of the holders of the outstanding shares of the applicable Selling Portfolio entitled to vote cast at a shareholders' meeting duly called and at which a quorum is present (the presence in person or by proxy of holders entitled to cast at least 25% of the votes at any shareholders' meeting). Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. As of the Record Date, the Record Holders of each Selling Portfolio were the Insurance Companies. Since the Insurance Companies are the legal owners of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Declaration of Trust of the Trust.

     Voting instructions solicitations will be made primarily by mail, but beginning on or about February 13, 2006 voting instructions solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of Travelers Asset Management International Company, its affiliates or other representatives of the Selling Portfolios (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Computershare Fund Services, the Trust's proxy solicitor. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by MetLife or one of its affiliates. Neither the Trust, the Fund nor the Contract Owners will bear any costs associated with the Meeting, this proxy solicitation or any adjourned session.

     If shareholders of a Selling Portfolio do not vote to approve the applicable Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder of a Selling Portfolio who objects to a proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of the Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for federal income tax purposes. In addition, if a Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

     The Trust does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders of the applicable Selling Portfolio wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

     The votes of the shareholders of the Acquiring Portfolios are not being solicited by this Prospectus/Proxy Statement and are not required to carry out any Reorganization.

SHAREHOLDER INFORMATION

     The Record Holders of each Selling Portfolio at the close of business on December 30, 2005 (the Record Date) will be entitled to be present and vote at the Meeting with respect to shares of the applicable Selling Portfolio owned as of the Record Date. As of the Record Date, the total number of shares of each Selling Portfolio outstanding and entitled to vote was as follows:


                                       Number of Shares
     Selling Portfolio                 as of 12/30/05
     --------------------------------------------------
     Travelers Conservative                 350,142
     Travelers Moderate/Conservative        308,279
     Travelers Moderate                   1,838,052
     Travelers Moderate/Aggressive        2,180,907
     Travelers Aggressive                   337,896


     As of December 30, 2005, the officers and Trustees/Directors of the Trust and the Fund beneficially owned as a group less than 1% of the outstanding shares of each Selling Portfolio and each Acquiring Portfolio, respectively.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     On December 30, 2005, to the knowledge of the Trustees and management of the Trust, First MetLife Investors Variable Annuity Account One, MetLife Investors USA Separate Account A, Separate Account CPPVUL1, The Travelers Fund ABD for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund UL, The Travelers Fund UL III for Variable Life Insurance, The Travelers Separate Account Eleven for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account QPN for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Variable Life Insurance Separate Account Three, TIC Separate Account Thirteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, Travelers Fund U for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Fund UL II, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Separate Account Twelve for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, TLAC Separate Account Fourteen for Variable Annuities and TLAC Variable Annuity Separate Account 2002 collectively owned of record 100% of the shares of each of Travelers Conservative, Travelers Moderate/Conservative, Travelers Moderate (with the exception of The Travelers Fund UL, The Travelers Variable Life Insurance Separate Account Three, The Travelers Fund UL II and The Travelers Variable Life Insurance Separate Account), Travelers Moderate/Aggressive and Travelers Aggressive, collectively owned of record 100% of the shares of each of Travelers Conservative, Travelers Moderate/Conservative, Travelers Moderate, Travelers Moderate/Aggressive and Travelers Aggressive.



     The Insurance Companies have advised the Trust and the Fund that as of December 30, 2005 there were no persons owning Contracts which would entitle them to instruct the Insurance Companies with respect to more than 5% of the shares of a Selling Portfolio or an Acquiring Portfolio, respectively, except as follows:






--------------------------------------------------------------------------------
TRAVELERS AGGRESSIVE
--------------------------------------------------------------------------------



                                                        % OF SHARES OF PORTFOLIO   % OF CLASS B SHARES OF PORTFOLIO
NAME AND ADDRESS                       NO. OF SHARES     BEFORE REORGANIZATION            AFTER REORGANIZATION
----------------                       -------------   -------------------------   --------------------------------
LEWIS  SURREY
6550 NW 84th Avenue
Parkland, FL 33067                        19,031                 5.63%                          1.91%

HABIB  ANWAR
11928 Charmain Way
San Diego, CA 92131                       28,763                 8.51%                          2.89%

JON T ALBRECHT
1500 Crowley Rd.
Arlington, TX 76012                       18,357                 5.43%                          1.84%

RICHARD M MARTIN
MLPF&S CUST FBO  R Martin
114 McDavid Ln
Charleston, WV 25311                      17,153                 5.08%                          1.72%

M P Fisette TUITA DTD 09051997
Box 484
Mount Vernon, NH 03057                    16,938                 5.01%                          1.70%



--------------------------------------------------------------------------------
TRAVELERS CONSERVATIVE
--------------------------------------------------------------------------------



                                                        % OF SHARES OF PORTFOLIO   % OF CLASS B SHARES OF PORTFOLIO
NAME AND ADDRESS                       NO. OF SHARES     BEFORE REORGANIZATION          AFTER REORGANIZATION
----------------                       -------------   -------------------------   --------------------------------
JOHN R KOCH
10567 Old Grove Circle
Bradenton, FL 34212                       41,976                11.99%                        2.67%

ROBERT H PASTON
16322 Vintage Oaks Lane
Delray Beach, FL 33484                    51,352                14.67%                        3.27%

LENA DIMANTOVA
134 Deer Hill Avenue Apt 303
Danbury, CT 06810                         20,628                 5.89%                        1.31%

RICHARD L MILLER
22366 Golden Canyon CI #C
Chatsworth, CA 91311                      19,706                 5.63%                        1.25%



--------------------------------------------------------------------------------
TRAVELERS MODERATE/AGGRESSIVE
--------------------------------------------------------------------------------



                                                        % OF SHARES OF PORTFOLIO   % OF CLASS B SHARES OF PORTFOLIO
NAME AND ADDRESS                       NO. OF SHARES     BEFORE REORGANIZATION          AFTER REORGANIZATION
----------------                       -------------   -------------------------   --------------------------------
5800 COLONIAL DRIVE SUITE 300             151,617                6.95%                        1.68%
Margate, FL 33063

L Weiss DEC FBO Jeffrey N Weiss
5800 Colonial Drive Suite 300
Margate, FL 33063                         155,868                7.15%                        1.72%



--------------------------------------------------------------------------------
TRAVELERS MODERATE/CONSERVATIVE
--------------------------------------------------------------------------------



                                                        % OF SHARES OF PORTFOLIO   % OF CLASS B SHARES OF PORTFOLIO
NAME AND ADDRESS                       NO. OF SHARES     BEFORE REORGANIZATION          AFTER REORGANIZATION
----------------                       -------------   -------------------------   --------------------------------
DONNA M MARTYN TRUST
429 Fieldstone Dr
Venice, FL 34292                          19,663                  6.38%                         0.40%

JAMES  L COX
12923 West Galaxy Dr
Sun City, AZ 85375                        23,254                  7.54%                         0.48%

RICHARD  A PATZMAN
1000 W Owens Ave
Bismark, ND 58501                         23,216                  7.53%                         0.48%

BERNARD  R NOAR
7627 Northport Drive
Boynton Beach, FL 01652                   23,758                  7.71%                         0.49%

OON P ONG
MLPF&S CUST FBO O ONG
1603 Morgan Street
Mountain View, CA 94043                   17,420                  5.65%                         0.36%



--------------------------------------------------------------------------------
TRAVELERS MODERATE
--------------------------------------------------------------------------------



                                                        % OF SHARES OF PORTFOLIO    % OF CLASS B SHARES OF PORTFOLIO
NAME AND ADDRESS                       NO. OF SHARES     BEFORE REORGANIZATION        AFTER REORGANIZATION
----------------                       -------------   -------------------------   ---------------------------------
CAROLYN M STEINMETZ
MLPF&S CUST FBO C STEINMETZ
3414 Quail Lakes Drive
Stockton, CA 95207                        110,353                  6.00%                         0.99%
6.77%





     As of the date of this Prospectus/Proxy Statement, 100% of the outstanding voting securities of the Acquiring Portfolios were owned by separate accounts of MetLife, New England Life Insurance Company ("NELICO"), MetLife Investors USA Insurance Company ("MetLife Investors"), and/or General American Life Insurance Company ("General American") (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of the date of this Prospectus/Proxy Statement, MetLife,

NELICO, MetLife Investors and General American were each presumed to be in control (as that term is defined in the 1940 Act) of the Fund.

                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Acquiring Portfolios will be passed upon by Ropes & Gray LLP.

                             ADDITIONAL INFORMATION


     The Trust and the Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.


                                 OTHER BUSINESS

     The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

          THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF EACH PLAN AND
           ANY UNMARKED VOTING INSTRUCTIONS WILL BE VOTED IN FAVOR OF
                             APPROVAL OF SUCH PLAN.


February 1, 2006


                                      -61-